OAKTREE DIVERSIFIED INCOME FUND INC.
Consolidated Schedule of Investments (Unaudited)
September 30, 2024

Description	Country	Principal Amount	Value
CORPORATE CREDIT – 59.2%
Senior Loans (Syndicated) – 33.8%
Aerospace & Defense – 1.1%
Aernnova Aerospace, First Lien
7.71% (3 mo. EURIBOR + 4.00%, 0.00% Floor), 02/27/2030(a)	United States	EUR 450,000	502,273
Bleriot US Bidco Inc, First Lien Tranche B Term Loan
7.85% (3 mo. Term SOFR + 3.25%, 0.00% Floor), 10/17/2030(a)	United States	USD 748,125	749,995
Peraton Corp., First Lien Tranche B Term Loan
8.70% (1 mo. Term SOFR + 3.75%, 0.75% Floor), 02/01/2028(a)	United States	593,022	571,958
Standard Aero Ltd., First Lien Tranche B1 Term Loan
8.35% (1 mo. Term SOFR + 3.50%, 0.00% Floor), 08/24/2028(a)	United States	462,040	462,920
Standard Aero Ltd., First Lien Tranche B2 Term Loan
8.35% (1 mo. Term SOFR + 3.50%, 0.00% Floor), 08/24/2028(a)	United States	178,151	178,490
TransDigm, Inc., First Lien Tranche J Term Loan
7.10% (3 mo. Term SOFR + 2.50%, 0.00% Floor), 02/28/2031(a)	United States	514,259	512,835
Total Aerospace & Defense			2,978,471
Air Freight & Logistics – 0.1%
Swissport, First Lien Term Loan
7.96% (3 wk. EURIBOR + 4.25%, 0.00% Floor), 04/04/2031(a)	United States	EUR 300,000	335,408
Automobile Components – 0.2%
First Brands Group LLC, First Lien Tranche B Term Loan
10.51% (3 mo. Term SOFR + 5.00%, 1.00% Floor), 03/30/2027(a)	United States	USD 640,042	634,365
Automobiles – 0.3%
MajorDrive Holdings IV LLC, First Lien Tranche B Term Loan
8.87% (3 mo. Term SOFR + 4.00%, 0.50% Floor), 06/01/2028(a)	United States	692,594	695,191
Beverages – 0.6%
Pegasus Bidco BV, Tranche B Term Loan
8.26%, 07/12/2029	United States	72,582	72,786
Pegasus Bidco BV, First Lien Tranche B Term Loan
7.29% (3 mo. EURIBOR + 3.75%, 0.00% Floor), 07/12/2029(a)	Netherlands	EUR 234,985	262,474
8.87% (3 mo. Term SOFR + 3.75%, 0.50% Floor), 07/12/2029(a)	Netherlands	USD 491,288	492,670
Refresco/Pegasus, First Lien Tranche B Term Loan
7.04% (3 mo. EURIBOR + 3.50%), 07/12/2029(a)	United States	EUR 200,000	223,076
Triton Water Holdings, Inc., First Lien Tranche B Term Loan
8.85% (3 mo. Term SOFR + 3.25%, 0.50% Floor), 03/31/2028(a)	United States	USD 727,446	727,009
Total Beverages			1,778,015
Building Products – 0.1%
Aquiles Spain Bidco SA, First Lien Tranche B Term Loan
7.81% (6 mo. EURIBOR + 4.65%, 0.00% Floor), 03/29/2029(a)	Spain	EUR 300,000	314,994
Chemicals – 1.4%
Akzo Nobel Specialty Chemicals, First Lien Tranche B Term Loan
6.91% (3 mo. EURIBOR + 3.50%, 0.00% Floor), 04/03/2028(a)	United States	300,000	334,749
Ineos Enterprises Holdings II Ltd., First Lien Tranche B Term Loan
7.51% (3 mo. EURIBOR + 4.00%, 0.00% Floor), 07/08/2030(a)	United Kingdom	250,000	280,228
INEOS Finance PLC, First Lien Tranche B Term Loan
7.09% (1 mo. EURIBOR + 3.50%, 0.00% Floor), 06/23/2031(a)	United Kingdom	247,403	274,785
Ineos Quattro Holdings UK Ltd., First Lien Tranche B Term Loan
7.88% (1 mo. EURIBOR + 4.50%, 0.00% Floor), 03/29/2029(a)	United Kingdom	250,000	278,839
INEOS US Finance LLC, First Lien Tranche B Term Loan
8.10% (1 mo. Term SOFR + 3.25%, 0.00% Floor), 02/19/2030(a)	United States	USD 900,000	900,643
Nobian Finance BV
7.16%, 07/02/2029	Netherlands	EUR 185,000	206,448
SCIH Salt Holdings, Inc., First Lien Tranche B Term Loan
8.76% (3 mo. Term SOFR + 3.50%, 0.75% Floor), 03/16/2027(a)	United States	USD 892,734	893,698
Touchdown Acquirer, First Lien Tranche B Term Loan
7.85% (1 mo. Term SOFR + 3.25%, 0.00% Floor), 02/21/2031(a)	United States	325,000	325,050
Windsor Holdings III LLC, First Lien Tranche B Term Loan
6.90% (1 mo. EURIBOR + 3.50%), 08/01/2030(a)	United States	EUR 160,000	178,717
8.46% (1 mo. Term SOFR + 3.50%, 1.00% Floor), 08/01/2030(a)	United States	USD 297,009	298,787
Total Chemicals			3,971,944
Commercial Services & Supplies – 1.7%
Access CIG LLC, First Lien Term Loan
10.25% (3 mo. Term SOFR + 5.00%, 0.50% Floor), 08/18/2028(a)	United States	940,500	945,706
Allied Universal Holdco LLC, First Lien Tranche B Term Loan
8.70% (1 mo. Term SOFR + 3.75%, 0.50% Floor), 05/15/2028(a)	United States	815,853	808,817
Apleona Holding GmbH, First Lien Tranche B3 Term Loan
7.39% (3 mo. EURIBOR + 3.75%, 0.00% Floor), 04/28/2028(a)	Germany	EUR 300,000	335,824
Atlas Luxco, First Lien Tranche B Term Loan
7.13% (1 mo. EURIBOR + 3.75%, 0.00% Floor), 05/15/2028(a)	Luxembourg	244,950	271,838
Garda World Security Corp., First Lien Tranche B Term Loan
8.60% (1 mo. Term SOFR + 3.50%, 0.00% Floor), 02/01/2029(a)	Canada	USD 994,924	996,043
Restaurant Technologies, Inc., First Lien Tranche B Term Loan
8.85% (3 mo. Term SOFR + 4.25%, 0.50% Floor), 04/02/2029(a)	United States	589,448	560,501
Trugreen LP, First Lien Tranche B Term Loan
9.35% (1 mo. Term SOFR + 4.00%, 0.75% Floor), 11/02/2027(a)	United States	604,579	586,139
TTD Holding IV GmbH, First Lien Tranche B5 Term Loan
7.40% (3 mo. EURIBOR + 4.00%, 0.00% Floor), 10/16/2029(a)	Germany	EUR 250,000	278,623
Total Commercial Services & Supplies			4,783,491
Communications Equipment – 0.1%
Genesys Cloud Services Holdings II LLC, Tranche B-1 Term Loan
7.85%, 12/01/2027	United States	USD 369,891	371,062
Construction & Engineering – 0.9%
ADB Companies LLC, First Lien Term Loan
12.10% (1 mo. Term SOFR + 6.50%, 1.00% Floor), 12/18/2025(a)(b)	United States	1,076,042	1,033,000
Artera Services LLC, First Lien Term Loan
9.10% (3 mo. Term SOFR + 4.50%, 0.00% Floor), 02/10/2031(a)	United States	671,625	656,406
Tiger Acquisition LLC, First Lien Tranche B Term Loan
8.20% (1 mo. Term SOFR + 3.25%, 0.50% Floor), 06/01/2028(a)	United States	712,571	710,077
Total Construction & Engineering			2,399,483
Containers & Packaging – 0.8%
Charter Next Generation, Inc., First Lien Tranche B Term Loan
8.10% (1 mo. Term SOFR + 3.25%, 0.75% Floor), 12/01/2027(a)	United States	987,219	988,556
Kouti BV, First Lien Tranche B3 Term Loan
7.51% (3 mo. EURIBOR + 4.00%, 0.00% Floor), 08/31/2028(a)	Netherlands	EUR 200,000	223,264
Proampac PG Borrower LLC, First Lien Tranche B Term Loan
9.12% (3 mo. Term SOFR + 4.00%, 0.75% Floor), 09/15/2028(a)	United States	USD 359,418	360,406
9.30% (3 mo. Term SOFR + 4.00%, 0.75% Floor), 09/15/2028(a)	United States	547,385	548,891
Total Containers & Packaging			2,121,117
Distributors – 0.3%
Dealer Tire Financial LLC, First Lien Tranche B4 Term Loan
8.35% (1 mo. Term SOFR + 3.50%, 0.50% Floor), 07/02/2031(a)	United States	901,327	905,081
Diversified Consumer Services – 2.0%
Adtalem Global Education, Inc., First Lien Tranche B Term Loan
7.60% (1 mo. Term SOFR + 2.75%, 0.75% Floor), 08/14/2028(a)	United States	750,000	751,526
AI Aqua Merger Sub, Inc., First Lien Tranche B Term Loan
8.70% (1 mo. Term SOFR + 3.50%, 0.50% Floor), 07/31/2028(a)	United States	890,322	890,278
Babilou, First Lien Tranche B Term Loan
7.16% (3 wk. EURIBOR + 4.00%, 0.00% Floor), 11/18/2030(a)	United States	EUR 455,000	503,162
Cervantes Bidco SL, First Lien Tranche B Term Loan
5.44% (3 mo. EURIBOR + 3.75%), 06/13/2031(a)	Spain	300,000	336,068
Houghton Mifflin Harcourt Co., First Lien Tranche B Term Loan
10.20% (3 mo. Term SOFR + 5.25%, 0.50% Floor), 04/09/2029(a)	United States	USD 688,992	671,953
KUEHG Corp., First Lien Tranche B Term Loan
9.10% (3 mo. Term SOFR + 4.50%, 0.50% Floor), 06/12/2030(a)	United States	647,476	650,128
Renaissance Holdings Corp., First Lien
9.10% (3 mo. Term SOFR + 4.25%, 0.50% Floor), 04/30/2030(a)	United States	842,384	843,008
University Support Services LLC, First Lien Tranche B Term Loan
7.60% (1 mo. Term SOFR + 2.75%, 0.50% Floor), 02/12/2029(a)	Canada	702,672	701,463
Verisure Holding AB, First Lien Tranche B Term Loan
6.35% (3 mo. EURIBOR + 3.00%, 0.00% Floor), 03/27/2028(a)	Sweden	EUR 250,000	278,999
Total Diversified Consumer Services			5,626,585
Diversified Telecommunication Services – 0.8%
Altice France SA, First Lien Tranche B Term Loan
8.69% (3 mo. EURIBOR + 5.00%, 0.00% Floor), 10/29/2027(a)	Luxembourg	226,551	225,146
CCI Buyer, Inc., First Lien Tranche B Term Loan
8.60% (3 mo. Term SOFR + 4.00%, 0.75% Floor), 12/17/2027(a)	United States	USD 736,641	736,527
Cincinnati Bell, Inc., First Lien Tranche B2 Term Loan
8.20% (1 mo. Term SOFR + 3.25%, 0.50% Floor), 11/22/2028(a)	United States	718,126	717,498
Numericable U.S. LLC, First Lien Tranche B14-EXT Term Loan
9.19% (3 mo. EURIBOR + 5.50%, 0.00% Floor), 08/31/2028(a)	France	EUR 197,500	166,488
Zayo Group Holdings Inc, First Lien Tranche B Term Loan
9.10% (1 mo. Term SOFR + 4.25%, 0.50% Floor), 03/09/2027(a)	United States	USD 448,879	415,018
Total Diversified Telecommunication Services			2,260,677
Electric Utilities – 0.2%
Alpha Generation LLC, First Lien Tranche B Term Loan
7.85% (1 mo. Term SOFR + 2.75%), 09/30/2031(a)	United States	500,000	500,715
Electronic Equipment, Instruments & Components – 0.7%
Lightning Power LLC, First Lien Tranche B Term Loan
8.35% (1 mo. Term SOFR + 3.25%, 0.00% Floor), 08/18/2031(a)	United States	400,000	401,278
LTI Holdings, Inc., First Lien Tranche B Term Loan
9.60% (1 mo. Term SOFR + 4.75%, 0.00% Floor), 07/30/2029(a)	United States	1,150,000	1,132,572
Sonicwall US Holdings Inc, First Lien Term Loan
9.60% (3 mo. Term SOFR + 5.00%, 0.50% Floor), 05/16/2028(a)	United States	497,500	491,435
Total Electronic Equipment, Instruments & Components			2,025,285
Entertainment – 0.8%
City Football Group Ltd., First Lien Tranche B1 Term Loan
7.97% (1 mo. Term SOFR + 3.00%, 0.00% Floor), 07/22/2030(a)	United Kingdom	1,038,417	1,035,821
StubHub Holdco Sub LLC, First Lien Tranche B Term Loan
8.38% (1 mo. EURIBOR + 5.00%, 0.00% Floor), 03/15/2030(a)	United States	EUR 115,000	127,853
9.60% (1 mo. Term SOFR + 4.75%, 0.00% Floor), 03/15/2030(a)	United States	USD 937,733	938,512
Total Entertainment			2,102,186
Financial Services – 0.1%
Dynamo Newco II GmbH, Term Loan
7.16%, 09/25/2031	Germany	EUR 220,000	245,354
Food Products – 0.5%
Fiesta Purchaser, Inc., First Lien Tranche B Term Loan
8.86% (1 mo. Term SOFR + 4.00%, 0.00% Floor), 02/12/2031(a)	United States	USD 623,438	624,606
Upfield (Flora Food/Sigma Holdco), First Lien Tranche B10 Term Loan
9.77% (1 mo. Term SOFR + 4.25%, 0.00% Floor), 01/03/2028(a)	United States	770,618	768,761
Total Food Products			1,393,367
Health Care Equipment & Supplies – 0.5%
Auris Luxembourg III Sarl, First Lien Tranche B1 Term Loan
8.27% (6 mo. EURIBOR + 4.50%, 0.00% Floor), 02/23/2026(a)	Denmark	EUR 205,000	228,751
Bausch + Lomb Corp., First Lien Tranche B Term Loan
8.27% (1 mo. Term SOFR + 3.25%, 0.50% Floor), 05/10/2027(a)	United States	USD 888,265	886,169
BVI Medical, Inc., First Lien Tranche B Term Loan
7.04% (6 mo. EURIBOR + 3.50%, 0.00% Floor), 02/27/2026(a)	United States	EUR 250,000	262,709
Total Health Care Equipment & Supplies			1,377,629
Health Care Providers & Services – 3.0%
Baart Programs, Inc., First Lien Tranche DD Delay Draw Term Loan
10.60% (1 mo. LIBOR US + 5.00%, 1.00% Floor), 06/11/2027(a)(b)	United States	USD 414,437	390,109
Baart Programs, Inc., Second Lien Tranche DD Delay Draw Term Loan
13.37% (1 mo. LIBOR US + 8.50%, 1.00% Floor), 06/11/2028(a)(b)	United States	475,131	408,708
13.76% (1 mo. LIBOR US + 8.50%, 1.00% Floor), 06/11/2028(a)(b)	United States	109,025	93,783
CHG Healthcare Services, Inc., First Lien Tranche B1 Term Loan
8.46% (1 mo. Term SOFR + 3.50%, 0.50% Floor), 09/29/2028(a)	United States	493,639	494,283
CHG Healthcare Services, Inc., First Lien Tranche B2 Term Loan
8.46% (1 mo. Term SOFR + 3.50%, 0.50% Floor), 09/29/2028(a)	United States	496,250	497,592
Covetrus, Inc., First Lien Term Loan
10.33% (3 mo. Term SOFR + 5.00%, 0.50% Floor), 10/15/2029(a)	United States	900,422	855,968
Electron Bidco, Inc., First Lien Term Loan
7.96% (1 mo. Term SOFR + 3.00%, 0.50% Floor), 11/01/2028(a)	United States	792,904	794,886
Global Medical Response, Inc., First Lien Tranche B
10.46% (includes .75% PIK) (1 mo. Term SOFR + 5.50%, 1.00% Floor), 10/02/2028(a)(c)	United States	702,719	699,810
HomeVi SASU, First Lien Tranche B-EXT Term Loan
8.64% (3 mo. EURIBOR + 5.00%, 0.00% Floor), 10/23/2029(a)	France	EUR 250,000	272,664
Inception Finco Sarl, First Lien Tranche B Term Loan
9.83% (3 mo. Term SOFR + 4.50%), 03/10/2031(a)	United States	USD 550,000	554,469
IVC Acquisition Ltd., First Lien Tranche B Term Loan
8.80% (6 mo. EURIBOR + 5.00%, 0.00% Floor), 12/06/2028(a)	United Kingdom	EUR 250,000	279,034
Nidda Healthcare Holding GmbH, First Lien Tranche F Term Loan
6.93% (3 mo. EURIBOR + 3.50%, 0.00% Floor), 08/21/2026(a)	Germany	250,000	278,331
Schoen Klinik, First Lien
7.35% (3 mo. EURIBOR + 4.00%, 0.00% Floor), 01/15/2031(a)	United States	285,000	320,223
Southern Veterinary Partners LLC, First Lien Term Loan
8.00% (1 mo. Term SOFR + 3.75%, 1.00% Floor), 10/05/2027(a)	United States	USD 991,356	994,454
Stada, First Lien Tranche B3 Term Loan
7.61% (1 mo. EURIBOR + 4.00%), 02/21/2030(a)	Germany	EUR 170,000	189,647
Surgery Center Holdings, First Lien Term Loan
7.67% (1 mo. Term SOFR + 2.75%, 0.00% Floor), 12/19/2030(a)	United States	USD 547,250	548,235
VetStrategy Canada Holdings, Inc., First Lien Tranche B Term Loan
9.39% (3 mo. Term SOFR + 4.75%, 0.00% Floor), 12/06/2028(a)	Canada	647,005	648,758
Total Health Care Providers & Services			8,320,954
Health Care Technology – 0.9%
athenaHealth Group, Inc., First Lien Tranche B Term Loan
8.50% (1 mo. Term SOFR + 3.25%, 0.50% Floor), 02/15/2029(a)	United States	983,955	979,449
FinThrive Software Intermediate Holdings, Inc., Second Lien Term Loan
11.71% (1 mo. Term SOFR + 6.75%, 0.50% Floor), 12/17/2029(a)(b)	United States	2,082,000	1,440,057
Total Health Care Technology			2,419,506
Hotels, Restaurants & Leisure – 2.3%
Alterra Mountain Co., First Lien Tranche B Term Loan
8.10% (1 mo. Term SOFR + 3.25%, 0.00% Floor), 08/17/2028(a)	United States	916,012	919,255
Carnival Corp., First Lien Tranche B Term Loan
8.00% (1 mo. Term SOFR + 2.75%, 0.75% Floor), 08/09/2027(a)	United States	400,755	402,382
Entain PLC, First Lien Tranche B Term Loan
8.01% (6 mo. Term SOFR + 2.75%, 0.50% Floor), 10/31/2029(a)	United Kingdom	262,021	262,402
Flynn Restaurant Group LP, First Lien Tranche B Term Loan
9.21% (1 mo. Term SOFR + 4.25%, 0.50% Floor), 12/04/2028(a)	United States	972,500	976,915
IRB Holding Corp., First Lien Tranche B Term Loan
8.10% (1 mo. Term SOFR + 2.75%, 0.75% Floor), 12/15/2027(a)	United States	494,981	494,912
Kingpin Intermediate Holdings LLC, First Lien Tranche B Term Loan
8.35% (1 mo. Term SOFR + 3.50%, 0.00% Floor), 02/08/2028(a)	United States	819,165	818,821
Ontario Gaming GTA LP, First Lien Tranche B Term Loan
8.89% (3 mo. Term SOFR + 4.25%, 0.50% Floor), 08/01/2030(a)	Canada	967,688	967,988
Tacala Investment Corp, Tranche B Term Loan
8.35%, 01/31/2031	United States	567,964	569,526
Whatabrands LLC, First Lien Tranche B Term Loan
7.60% (1 mo. Term SOFR + 2.75%, 0.50% Floor), 08/03/2028(a)	United States	776,453	776,193
Total Hotels, Restaurants & Leisure			6,188,394
Household Durables – 0.1%
Hunter Douglas, Inc., First Lien Tranche B Term Loan
8.57% (3 mo. Term SOFR + 3.50%, 0.50% Floor), 02/26/2029(a)	Netherlands	298,738	297,057
Independent Power and Renewable Electricity Producers – 0.2%
Talen Energy Supply LLC, First Lien Tranche TLC-EXIT Term Loan
8.60% (1 mo. Term SOFR + 3.50%, 0.50% Floor), 05/17/2030(a)	United States	123,095	123,626
Talen Energy Supply LLC, First Lien Tranche TLB-EXIT Term Loan
8.60% (1 mo. Term SOFR + 3.50%, 0.50% Floor), 05/17/2030(a)	United States	347,506	349,006
Total Independent Power and Renewable Electricity Producers			472,632
Insurance – 1.1%
Alliant Holdings LP, First Lien Tranche B6 Term Loan
8.10% (1 mo. Term SOFR + 3.00%), 09/19/2031(a)	United States	400,000	398,212
Amynta Agency Borrower, Inc., First Lien Tranche B Term Loan
9.00% (1 mo. Term SOFR + 3.75%, 0.00% Floor), 02/28/2028(a)	United States	698,250	699,179
Asurion LLC, Second Lien Tranche B3 Term Loan
10.21% (1 mo. Term SOFR + 5.25%, 0.00% Floor), 02/03/2028(a)	United States	350,000	329,562
Asurion LLC, First Lien Tranche B10 Term Loan
8.95% (1 mo. Term SOFR + 4.00%, 0.00% Floor), 08/21/2028(a)	United States	637,525	628,077
HUB International Ltd., First Lien Tranche B Term Loan
8.26% (3 mo. Term SOFR + 3.00%, 0.75% Floor), 06/20/2030(a)	United States	598,500	598,302
Truist Insurance Holdings LLC, Second Lien Term Loan
9.35% (3 mo. Term SOFR + 4.75%, 0.00% Floor), 05/06/2032(a)	United States	400,000	407,500
Total Insurance			3,060,832
Interactive Media & Services – 0.5%
GoodRx, Inc., First Lien Tranche B Term Loan
8.60% (1 mo. Term SOFR + 3.75%, 0.00% Floor), 07/10/2029(a)	United States	750,000	751,564
Neptune Bidco US, Inc., First Lien Tranche B Term Loan
10.40% (3 mo. Term SOFR + 5.00%, 0.50% Floor), 04/11/2029(a)	United States	788,005	741,851
Total Interactive Media & Services			1,493,415
Leisure Products – 0.2%
Peloton Interactive, Inc., First Lien Term Loan
10.85% (1 mo. Term SOFR + 6.00%, 0.00% Floor), 05/30/2029(a)	United States	598,500	601,941
Life Sciences Tools & Services – 1.0%
Catalent Pharma Solutions, First Lien Tranche B4 Term Loan
7.92% (1 mo. Term SOFR + 3.00%, 0.50% Floor), 02/22/2028(a)	United States	298,500	299,060
eResearchTechnology, Inc., First Lien Tranche B Term Loan
8.85% (1 mo. Term SOFR + 4.00%, 1.00% Floor), 02/04/2027(a)	United States	886,891	891,725
Sotera Health Holdings LLC, First Lien Tranche B Term Loan
8.10% (1 mo. Term SOFR + 3.25%, 0.00% Floor), 05/30/2031(a)	United States	682,688	681,408
Star Parent, Inc., First Lien Tranche B Term Loan
9.08% (3 mo. Term SOFR + 3.75%, 0.00% Floor), 09/30/2030(a)	United States	786,524	766,420
Total Life Sciences Tools & Services			2,638,613
Machinery – 0.5%
Delachaux Group SA, First Lien Tranche B Term Loan
7.39% (3 mo. EURIBOR + 3.75%, 0.00% Floor), 04/16/2029(a)	France	EUR 220,509	246,500
SPX FLOW, Inc., First Lien Tranche B Term Loan
8.35% (1 mo. Term SOFR + 3.50%, 0.50% Floor), 04/05/2029(a)	United States	USD 400,212	401,172
TK Elevator Midco GmbH, First Lien Tranche B Term Loan
7.59% (3 mo. EURIBOR + 4.00%, 0.00% Floor), 04/30/2030(a)	Germany	EUR 225,000	251,756
TSG Solutions, First Lien Tranche B Term Loan
7.39% (3 mo. EURIBOR + 3.75%, 0.00% Floor), 03/30/2029(a)	United States	300,000	335,407
Total Machinery			1,234,835
Media – 1.3%
Aragorn Parent Corp., First Lien Tranche B Term Loan
9.17% (1 mo. Term SOFR + 4.25%, 0.00% Floor), 12/15/2028(a)	United States	USD 645,235	648,461
Century DE Buyer LLC, First Lien Term Loan
9.26% (3 mo. Term SOFR + 4.00%, 0.00% Floor), 10/30/2030(a)	United States	348,250	348,104
Directv Financing LLC, First Lien Tranche NON-EXT Term Loan
9.96% (1 mo. Term SOFR + 5.00%, 0.75% Floor), 08/02/2027(a)	United States	931,400	933,110
McGraw-Hill Education, Inc., First Lien Tranche B Term Loan
8.70% (1 mo. Term SOFR + 4.00%, 0.50% Floor), 08/06/2031(a)	United States	338,000	339,690
Univision Communications, Inc., First Lien Tranche B Term Loan
8.85% (3 mo. Term SOFR + 4.25%, 0.50% Floor), 06/25/2029(a)	United States	491,206	485,375
Virgin Media Bristol LLC, First Lien Tranche Y Term Loan
8.66% (6 mo. Term SOFR + 3.25%, 0.00% Floor), 03/31/2031(a)	United States	185,000	176,932
Virgin Media, Inc., First Lien Tranche Z Term Loan
6.86% (1 mo. EURIBOR + 3.43%, 0.00% Floor), 10/15/2031(a)	United Kingdom	EUR 115,000	127,637
WideOpenWest Finance, First Lien Tranche B Term Loan
7.60% (3 mo. Term SOFR + 3.00%, 0.50% Floor), 12/20/2028(a)	United States	USD 741,110	628,966
Total Media			3,688,275
Metals & Mining – 0.1%
Arsenal AIC Parent LLC, First Lien Tranche B Term Loan
8.10% (1 mo. Term SOFR + 3.25%, 0.00% Floor), 08/19/2030(a)	United States	297,009	297,158
Oil, Gas & Consumable Fuels – 0.2%
Freeport LNG Investments LLP, First Lien Tranche B Term Loan
9.04% (3 mo. Term SOFR + 3.50%, 0.50% Floor), 12/21/2028(a)	United States	669,118	664,016
Pharmaceuticals – 0.5%
AI Sirona Luxembourg Acquisition Sarl, First Lien Tranche B Term Loan
7.38% (1 mo. EURIBOR + 4.00%, 0.00% Floor), 09/29/2028(a)	Czech Republic	EUR 250,000	280,201
Curium Bidco Sarl, First Lien Tranche B Term Loan
8.51% (1 mo. Term SOFR + 3.50%), 07/31/2029(a)	Luxembourg	USD 300,000	301,374
8.60% (3 mo. Term SOFR + 4.00%, 0.00% Floor), 07/31/2029(a)	Luxembourg	320,950	322,420
Pharmanovia, First Lien Tranche B Term Loan
7.76% (1 mo. EURIBOR + 4.25%, 0.00% Floor), 02/28/2030(a)	United States	EUR 300,000	331,680
Total Pharmaceuticals			1,235,675
Professional Services – 2.1%
Advantage Sales & Marketing, Inc., First Lien Tranche B2 Term Loan
9.83% (3 mo. Term SOFR + 4.25%, 0.75% Floor), 10/28/2027(a)	United States	USD 693,928	675,389
Blackhawk Network Holdings, Inc., First Lien Tranche B1 Term Loan
9.85% (1 mo. Term SOFR + 5.00%, 1.00% Floor), 03/12/2029(a)	United States	748,125	752,333
DTI Holdco, Inc., First Lien Tranche B Term Loan
10.00% (1 mo. Term SOFR + 4.75%, 0.75% Floor), 04/26/2029(a)	United States	640,283	643,600
Eisner Advisory Group LLC, First Lien Tranche B Term Loan
8.85% (1 mo. Term SOFR + 4.00%, 0.50% Floor), 02/28/2031(a)	United States	322,567	324,067
Element Materials Technology Group US Holdings, Inc., First Lien Tranche B Term Loan
8.35% (3 mo. Term SOFR + 3.75%, 0.50% Floor), 06/25/2029(a)	United States	277,426	278,468
Grant Thornton LLP, First Lien Tranche B Term Loan
8.10% (3 mo. Term SOFR + 3.25%, 0.00% Floor), 05/30/2031(a)	United States	600,000	601,545
Indy US Bidco LLC, First Lien Tranche B3 Term Loan
7.13% (1 mo. EURIBOR + 3.75%, 0.00% Floor), 03/06/2028(a)	United States	EUR 298,462	328,932
Indy US Holdco LLC, First Lien Tranche B Term Loan
8.34% (3 mo. EURIBOR + 4.75%, 0.00% Floor), 03/06/2028(a)	United States	150,000	167,286
Planet US Buyer LLC, First Lien Tranche B Term Loan
8.60% (3 mo. Term SOFR + 3.50%, 0.00% Floor), 02/10/2031(a)	United States	USD 623,438	625,308
Project Alpha Intermediate Holding, Inc., First Lien Tranche B Term Loan
9.00% (3 mo. Term SOFR + 3.75%, 0.50% Floor), 10/28/2030(a)	United States	348,250	349,417
Skopima Consilio Parent LLC, First Lien Term Loan
9.36% (1 mo. Term SOFR + 4.00%, 0.50% Floor), 05/17/2028(a)	United States	910,533	910,250
Total Professional Services			5,656,595
Software – 4.9%
Barracuda Networks, Inc., First Lien Term Loan
9.81% (6 mo. Term SOFR + 4.50%, 0.50% Floor), 08/15/2029(a)	United States	381,917	372,237
Boxer Parent Co., Inc., First Lien Tranche B Term Loan
9.01% (3 mo. Term SOFR + 3.75%, 0.00% Floor), 07/30/2031(a)	United States	191,000	190,848
Boxer Parent Co., Inc., Second Lien Term Loan
11.01% (1 mo. Term SOFR + 5.75%, 0.00% Floor), 07/30/2032(a)	United States	250,000	246,459
Capstone Borrower, Inc., First Lien Tranche B Term Loan
7.85% (3 mo. Term SOFR + 3.25%, 0.00% Floor), 06/17/2030(a)	United States	378,484	379,194
Castle US Holding Corp., First Lien Tranche B Term Loan
7.26% (3 mo. EURIBOR + 3.75%, 0.00% Floor), 01/29/2027(a)	United States	EUR 242,386	174,478
Claudius Finance Sarl, First Lien Tranche B2 Term Loan
7.21% (3 mo. EURIBOR + 3.50%, 0.00% Floor), 07/03/2028(a)	Luxembourg	190,000	212,330
Cloud Software Group Inc, First Lien Tranche B Term Loan
8.60% (3 mo. Term SOFR + 4.00%, 0.50% Floor), 03/29/2029(a)	United States	USD 853,802	851,309
9.10% (3 mo. Term SOFR + 4.50%, 0.50% Floor), 03/24/2031(a)	United States	350,000	351,360
ConnectWise LLC, First Lien Tranche B Term Loan
9.06% (3 mo. Term SOFR + 3.50%), 09/29/2028(a)	United States	54,000	54,027
Epicor Software Corp., First Lien Term Loan
8.10% (1 mo. Term SOFR + 3.25%, 0.75% Floor), 05/30/2031(a)	United States	498,750	499,710
I-Logic Technologies Bidco Ltd., First Lien Tranche B Term Loan
7.72% (3 mo. EURIBOR + 4.00%, 0.00% Floor), 02/16/2028(a)	United Kingdom	EUR 410,873	454,764
Instructure Holdings, Inc., Term Loan
8.84%, 09/12/2031	United States	USD 610,000	605,995
Instructure Holdings, Inc., Second Lien Term Loan
10.84%, 09/12/2032	United States	150,000	150,985
Instructure Holdings, Inc., First Lien Tranche B Term Loan
8.07% (3 mo. Term SOFR + 2.75%, 0.50% Floor), 10/30/2028(a)	United States	282,824	283,355
ION Corporate Solutions Finance Sarl, First Lien Tranche B Term Loan
7.10% (3 mo. EURIBOR + 3.75%, 0.00% Floor), 03/13/2028(a)	Luxembourg	EUR 215,174	237,439
ION Trading Technologies Sarl, First Lien Tranche B Term Loan
7.97% (3 mo. EURIBOR + 4.25%, 0.00% Floor), 04/03/2028(a)	Ireland	247,442	265,127
Leia Finco US LLC, First Lien Term Loan
8.82% (1 mo. Term SOFR + 3.25%), 07/02/2031(a)	United States	USD 476,000	469,255
Leia Finco US LLC, Second Lien Term Loan
10.58% (1 mo. Term SOFR + 5.25%), 07/02/2032(a)	United States	305,000	298,520
McAfee, First Lien Tranche B1 Term Loan
8.45% (1 mo. Term SOFR + 3.25%, 0.50% Floor), 03/01/2029(a)	United States	894,972	892,944
McAfee, First Lien Tranche B2 Term Loan
7.14% (3 mo. EURIBOR + 3.50%, 0.00% Floor), 03/01/2029(a)	United States	EUR 245,011	272,081
Mermaid Bidco, Inc., First Lien Tranche B Term Loan
7.39% (3 mo. EURIBOR + 3.75%, 0.00% Floor), 07/02/2031(a)	United States	450,000	501,670
Mitchell International, Inc., First Lien Tranche B Term Loan
8.10% (1 mo. Term SOFR + 3.25%, 0.50% Floor), 06/17/2031(a)	United States	USD 648,450	639,725
Mitchell International, Inc., Second Lien Term Loan
10.10% (1 mo. Term SOFR + 5.25%, 0.00% Floor), 06/17/2032(a)	United States	310,000	305,221
Modena Buyer LLC, First Lien Tranche B Term Loan
9.10% (3 mo. Term SOFR + 4.50%, 0.00% Floor), 07/01/2031(a)	United States	500,000	479,845
P&I Personal & Informatik, First Lien Tranche B2 Term Loan
7.92% (3 mo. EURIBOR + 4.25%, 0.00% Floor), 03/27/2029(a)	Germany	EUR 500,000	560,750
Polaris Newco LLC, First Lien Tranche B Term Loan
7.35% (3 mo. EURIBOR + 4.00%, 0.00% Floor), 06/05/2028(a)	United States	242,500	257,305
Project Boost Purchaser LLC, First Lien Tranche B Term Loan
8.79% (1 mo. Term SOFR + 3.50%, 0.00% Floor), 07/16/2031(a)	United States	USD 750,000	750,532
Proofpoint, Inc., First Lien Tranche B Term Loan
7.85% (1 mo. Term SOFR + 3.00%, 0.50% Floor), 08/31/2028(a)	United States	655,483	655,913
Quartz Acquireco LLC, First Lien Tranche B Term Loan
7.35% (3 mo. Term SOFR + 2.75%, 0.00% Floor), 06/28/2030(a)	United States	297,000	297,558
RealPage, Inc., First Lien Tranche B Term Loan
7.96% (1 mo. Term SOFR + 3.00%, 0.50% Floor), 04/24/2028(a)	United States	773,015	751,371
Seine Finance SARL, First Lien Tranche B Term Loan
7.46% (6 mo. EURIBOR + 3.75%, 0.00% Floor), 01/13/2031(a)	France	EUR 135,000	151,027
Suse, First Lien Tranche B6 Term Loan
7.63% (3 mo. EURIBOR + 4.00%, 0.00% Floor), 11/11/2030(a)	Germany	300,000	336,173
Team.Blue Finco
7.42%, 09/28/2029	Netherlands	300,000	331,929
UKG, Inc., First Lien Tranche B Term Loan
8.55% (3 mo. Term SOFR + 3.25%, 0.00% Floor), 02/10/2031(a)	United States	USD 249,375	249,687
Total Software			13,531,123
Specialty Retail – 1.1%
Caliber Collision (Wand NewCo 3 Inc), First Lien Tranche B Term Loan
7.85% (1 mo. Term SOFR + 3.25%, 0.00% Floor), 01/30/2031(a)	United States	91,743	91,743
8.10% (1 mo. Term SOFR + 3.25%, 0.00% Floor), 01/30/2031(a)	United States	157,632	157,632
CD&R Firefly Bidco, First Lien Tranche B5 Term Loan
10.70% (SONIA + 5.50%), 06/21/2028(a)	United States	GBP 250,000	334,759
EG America LLC, First Lien Tranche BC Term Loan
11.09% (1 mo. Term SOFR + 5.50%, 0.00% Floor), 02/07/2028(a)	United Kingdom	USD 945,226	946,015
Global Blue Acquisition BV, First Lien Tranche B Term Loan
7.76% (3 mo. EURIBOR + 4.00%, 0.00% Floor), 12/05/2030(a)	Netherlands	EUR 160,000	179,106
LS Group OpCo Acquistion LLC, First Lien Tranche B Term Loan
7.85% (1 mo. Term SOFR + 3.00%, 0.00% Floor), 04/23/2031(a)	United States	USD 748,125	749,296
PetSmart LLC, First Lien Tranche B Term Loan
9.10% (1 mo. Term SOFR + 3.75%), 02/14/2028(a)	United States	573,522	569,476
Total Specialty Retail			3,028,027
Textiles, Apparel & Luxury Goods – 0.1%
Amer Sports, First Lien Tranche B Term Loan
7.04% (3 mo. EURIBOR + 3.50%, 0.00% Floor), 02/17/2031(a)	Sweden	EUR 180,000	201,045
Transportation Infrastructure – 0.5%
Apple Bidco LLC, First Lien Tranche B Term Loan
8.35% (1 mo. Term SOFR + 3.50%, 0.50% Floor), 09/25/2028(a)	United States	USD 990,000	993,371
Boluda Towage, First Lien Tranche B3 Term Loan
7.26% (1 mo. EURIBOR + 3.75%, 0.00% Floor), 01/31/2030(a)	Spain	EUR 300,000	335,901
Total Transportation Infrastructure			1,329,272
Total Senior Loans (Syndicated)			93,179,785
High Yield – 24.1%
Aerospace & Defense – 0.3%
Bombardier, Inc.
7.00%, 06/01/2032(d)	Canada	USD 120,000	125,662
8.75%, 11/15/2030(d)	Canada	560,000	615,622
Total Aerospace & Defense			741,284
Automobile Components – 0.2%
Dana Financing Luxembourg Sarl
8.50%, 07/15/2031	United States	EUR 155,000	184,097
IHO Verwaltungs GmbH
8.75% (includes 9.50% PIK), 05/15/2028(c)(e)	Germany	300,000	351,316
Total Automobile Components			535,413
Automobiles – 0.6%
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/2029(d)	Jersey	USD 985,000	967,465
JB Poindexter & Company, Inc.
8.75%, 12/15/2031(d)	United States	575,000	608,646
Total Automobiles			1,576,111
Beverages – 0.1%
Primo Water Holdings, Inc.
3.88%, 10/31/2028	Canada	EUR 200,000	219,335
Broadline Retail – 0.1%
QVC Inc
6.88%, 04/15/2029(d)	United States	USD 225,000	187,160
Chemicals – 0.8%
INEOS Finance PLC
6.38%, 04/15/2029(e)	Luxembourg	EUR 100,000	115,171
6.63%, 05/15/2028(e)	Luxembourg	175,000	202,102
Nufarm Australia Ltd.
5.00%, 01/27/2030(d)	Australia	USD 445,000	413,306
Olympus Water US Holding Corp.
4.25%, 10/01/2028(d)	United States	280,000	267,626
7.25%, 06/15/2031(d)	United States	275,000	286,423
9.63%, 11/15/2028	United States	EUR 280,000	335,208
9.75%, 11/15/2028(d)	United States	USD 380,000	406,033
Windsor Holdings III LLC
8.50%, 06/15/2030(d)	United States	285,000	305,214
Total Chemicals			2,331,083
Commercial Services & Supplies – 1.6%
Allied Universal Holdco LLC
3.63%, 06/01/2028	United States	EUR 305,000	320,626
4.63%, 06/01/2028(d)	United States	USD 690,000	648,083
7.88%, 02/15/2031(d)	United States	625,000	638,967
Amber Finco PLC
6.63%, 07/15/2029(e)	United Kingdom	EUR 300,000	350,142
Iron Mountain, Inc.
5.00%, 07/15/2028(d)	United States	USD 435,000	429,655
LABL, Inc.
5.88%, 11/01/2028, (Acquired 11/01/2021 - 11/30/2021, cost $345,141)(d)(f)	United States	345,000	323,755
Prime Security Services Borrower LLC
6.25%, 01/15/2028(d)	United States	901,000	901,923
TMS International Corp.
6.25%, 04/15/2029(d)	United States	330,000	314,576
WASH Multifamily Acquisition, Inc.
5.75%, 04/15/2026(d)	United States	430,000	428,055
Total Commercial Services & Supplies			4,355,782
Communications Equipment – 0.3%
CommScope Technologies LLC
6.00%, 06/15/2025(d)	United States	260,000	251,875
CommScope, Inc.
4.75%, 09/01/2029(d)	United States	460,000	386,975
6.00%, 03/01/2026(d)	United States	95,000	92,506
Total Communications Equipment			731,356
Construction & Engineering – 0.5%
Assemblin Caverion
6.25%, 07/01/2030(e)	Sweden	EUR 190,000	217,337
Great Lakes Dredge & Dock Corp.
5.25%, 06/01/2029(d)	United States	USD 340,000	316,373
Nova Alexandre III SAS
8.91% (3 mo. EURIBOR + 5.25%), 07/15/2029(a)	France	EUR 300,000	327,893
Pike Corp.
5.50%, 09/01/2028(d)	United States	USD 440,000	431,327
8.63%, 01/31/2031(d)	United States	220,000	235,503
Total Construction & Engineering			1,528,433
Consumer Finance – 0.2%
FirstCash, Inc.
5.63%, 01/01/2030(d)	United States	702,000	696,169
Containers & Packaging – 0.9%
Ardagh Packaging Finance PLC
2.13%, 08/15/2026	United States	EUR 300,000	289,556
4.13%, 08/15/2026(d)	United States	USD 525,000	473,760
5.25%, 08/15/2027(d)	United States	260,000	177,775
Fiber Bidco SpA
7.35% (3 mo. EURIBOR + 4.00%, 0.00% Floor), 01/15/2030(a)(d)	Italy	EUR 125,000	140,232
Graham Packaging Company, Inc.
7.13%, 08/15/2028(d)	United States	USD 285,000	282,479
Guala Closures SpA
7.48% (3 mo. EURIBOR + 4.00%, 0.00% Floor), 06/29/2029(a)(d)	Italy	EUR 250,000	279,081
Intelligent Packaging Limited Finco, Inc.
6.00%, 09/15/2028(d)	Canada	USD 435,000	432,399
Trivium Packaging Finance BV
3.75%, 08/15/2026	Netherlands	EUR 300,000	333,278
Total Containers & Packaging			2,408,560
Diversified Consumer Services – 0.1%
Verisure Midholding AB
5.25%, 02/15/2029	Sweden	310,000	343,127
Diversified Real Estate Investment Trusts – 0.1%
Necessity Retail REIT, Inc.
4.50%, 09/30/2028(d)	United States	USD 395,000	371,035
Diversified Telecommunication Services – 1.4%
Altice Financing SA
3.00%, 01/15/2028	Luxembourg	EUR 300,000	274,462
Altice France SA
4.13%, 01/15/2029	France	350,000	273,971
British Telecommunications PLC
8.38% (UK 5 Year Government Bond + 3.82%), 12/20/2083(a)	United Kingdom	GBP 225,000	324,944
Cogent Communications Group, Inc.
7.00%, 06/15/2027(d)	United States	USD 340,000	346,271
Consolidated Communications, Inc.
6.50%, 10/01/2028(d)	United States	380,000	359,749
Frontier Communications Holdings LLC
5.00%, 05/01/2028(d)	United States	45,000	44,628
6.75%, 05/01/2029(d)	United States	155,000	156,204
Iliad Holding SASU
5.63%, 10/15/2028	France	EUR 300,000	340,416
Kaixo Bondco Telecom SA
5.13%, 09/30/2029	Spain	275,000	306,776
Level 3 Financing, Inc.
4.25%, 07/01/2028(d)	United States	USD 330,000	264,000
Telefonica Europe BV
6.75% (8 yr. Swap Rate EUR + 3.62%), Perpetual(a)	Spain	EUR 200,000	245,866
TMNL Holding BV
3.75%, 01/15/2029	Netherlands	295,000	322,838
Zayo Group Holdings, Inc.
4.00%, 03/01/2027(d)	United States	USD 715,000	640,185
Total Diversified Telecommunication Services			3,900,310
Electric Utilities – 0.1%
Electricite de France SA
5.63% (5 yr. Swap Rate EUR + 3.28%), Perpetual(a)(e)(g)	France	EUR 200,000	226,062
Electronic Equipment, Instruments & Components – 0.1%
Lightning Power LLC
7.25%, 08/15/2032(d)	United States	USD 300,000	315,719
Energy Equipment & Services – 0.8%
Borr IHC Ltd.
10.00%, 11/15/2028(d)	Mexico	924,878	961,668
Howard Midstream Energy Partners LLC
8.88%, 07/15/2028(d)	United States	180,000	191,057
Kodiak Gas Services LLC
7.25%, 02/15/2029(d)	United States	330,000	341,775
Nabors Industries, Inc.
8.88%, 08/15/2031(d)	United States	685,000	652,233
Precision Drilling Corp.
7.13%, 01/15/2026(d)	Canada	153,000	153,424
Total Energy Equipment & Services			2,300,157
Entertainment – 0.1%
Banijay (LOV Banijay SASU)
7.00%, 05/01/2029(e)	France	EUR 170,000	199,405
Financial Services – 0.9%
Dynamo Newco II GmbH
6.25%, 10/15/2031(e)(g)	Germany	160,000	179,440
Freedom Mortgage Corp.
12.25%, 10/01/2030(d)	United States	USD 530,000	594,056
GTCR LLC
8.50%, 01/15/2031	Netherlands	GBP 250,000	362,519
NCR Atleos Escrow Corp.
9.50%, 04/01/2029(d)	United States	USD 710,000	782,185
Worldpay
7.50%, 01/15/2031(d)	United States	530,000	569,155
Total Financial Services			2,487,355
Food Products – 0.2%
B&G Foods, Inc.
8.00%, 09/15/2028(d)	United States	430,000	450,339
Fiesta Purchaser, Inc.
7.88%, 03/01/2031(d)	United States	185,000	196,448
Total Food Products			646,787
Gas Utilities – 0.5%
CQP Holdco LP
5.50%, 06/15/2031(d)	United States	165,000	161,939
7.50%, 12/15/2033(d)	United States	515,000	559,180
Suburban Propane Partners LP
5.00%, 06/01/2031(d)	United States	590,000	550,563
Total Gas Utilities			1,271,682
Health Care Providers & Services – 0.4%
Community Health Systems, Inc.
5.63%, 03/15/2027(d)	United States	205,000	201,887
10.88%, 01/15/2032(d)	United States	260,000	286,841
Nidda Healthcare Holding GmbH
7.50%, 08/21/2026	Germany	EUR 100,000	115,287
Pediatrix Medical Group, Inc.
5.38%, 02/15/2030(d)	United States	USD 295,000	285,959
RAY Financing LLC
6.50%, 07/15/2031(e)	United States	EUR 310,000	355,041
Total Health Care Providers & Services			1,245,015
Health Care Technology – 0.0%
MPH Acquisition Holdings LLC
5.50%, 09/01/2028(d)	United States	USD 160,000	115,519
Hotel & Resort REITs – 0.3%
Service Properties Trust
8.63%, 11/15/2031(d)	United States	785,000	854,315
Hotels, Restaurants & Leisure – 2.2%
Accor SA
7.25% (5 yr. Swap Rate EUR + 4.11%), Perpetual(a)(e)	France	EUR 300,000	370,116
Bloomin' Brands, Inc.
5.13%, 04/15/2029(d)	United States	USD 1,015,000	951,314
Brinker International, Inc.
8.25%, 07/15/2030(d)	United States	392,000	421,534
Carnival Corp.
6.00%, 05/01/2029(d)	United States	490,000	496,774
Cirsa Finance International Sarl
6.50%, 03/15/2029(d)	Spain	EUR 205,000	239,276
7.88%, 07/31/2028(e)	Spain	300,000	355,120
8.14% (3 mo. EURIBOR + 4.50%), 07/31/2028(a)(d)	Spain	115,000	129,615
CPUK Finance Ltd.
6.50%, 08/28/2026	United Kingdom	GBP 210,000	279,841
Fertitta Entertainment LLC
6.75%, 01/15/2030(d)	United States	USD 160,000	149,170
Hilton Grand Vacations Borrower Escrow LLC
5.00%, 06/01/2029(d)	United States	675,000	641,783
Lottomatica SpA
5.38%, 06/01/2030(e)	Italy	EUR 165,000	190,388
7.13%, 06/01/2028(e)	Italy	115,000	135,036
Marriott Ownership Resorts, Inc.
4.50%, 06/15/2029(d)	United States	USD 1,040,000	979,058
Six Flags Entertainment Corp
7.25%, 05/15/2031(d)	United States	425,000	440,489
TUI Cruises GmbH
6.25%, 04/15/2029(e)	Germany	EUR 285,000	334,492
Total Hotels, Restaurants & Leisure			6,114,006
Household Durables – 0.4%
Empire Communities Corp.
9.75%, 05/01/2029(d)	Canada	USD 805,000	860,501
Weekley Homes LLC
4.88%, 09/15/2028(d)	United States	185,000	180,296
Total Household Durables			1,040,797
Independent Power and Renewable Electricity Producers – 0.3%
Talen Energy Supply LLC
8.63%, 06/01/2030(d)	United States	445,000	485,342
Vistra Operations Company, LLC
7.75%, 10/15/2031(d)	United States	315,000	339,371
Total Independent Power and Renewable Electricity Producers			824,713
Insurance – 0.4%
Alliant Holdings LP
7.38%, 10/01/2032(d)	United States	145,000	147,190
Ardonagh Finco Ltd
6.88%, 02/15/2031	United Kingdom	EUR 310,000	351,224
HUB International Ltd.
5.63%, 12/01/2029(d)	United States	USD 120,000	117,798
7.38%, 01/31/2032(d)	United States	380,000	392,623
Total Insurance			1,008,835
IT Services – 0.1%
Engineering - Ingegneria Informatica - SpA
5.88%, 09/30/2026	Italy	EUR 200,000	219,124
Life Sciences Tools & Services – 0.5%
Eurofins Scientific SE
6.75% (3 mo. EURIBOR + 4.24%), Perpetual(a)	Luxembourg	300,000	354,437
Sotera Health Holdings LLC
7.38%, 06/01/2031(d)	United States	USD 965,000	1,003,368
Total Life Sciences Tools & Services			1,357,805
Machinery – 0.4%
Alstom SA
5.87% (5 yr. Swap Rate EUR + 2.93%), Perpetual(a)(e)	France	EUR 300,000	345,176
EMRLD Borrower LP
6.38%, 12/15/2030(e)	United States	230,000	269,331
IMA Industria Macchine Automatiche SpA
7.44% (3 mo. EURIBOR + 3.75%, 0.00% Floor), 04/15/2029(a)	Italy	525,000	591,812
Total Machinery			1,206,319
Media – 2.3%
AMC Networks, Inc.
4.25%, 02/15/2029	United States	USD 435,000	315,009
10.25%, 01/15/2029(d)	United States	360,000	370,271
Block Communications, Inc.
4.88%, 03/01/2028(d)	United States	310,000	292,839
Cablevision Lightpath LLC
3.88%, 09/15/2027(d)	United States	710,000	678,552
5.63%, 09/15/2028(d)	United States	415,000	390,126
CCO Holdings LLC
4.50%, 06/01/2033(d)	United States	494,000	419,914
4.75%, 03/01/2030(d)	United States	190,000	174,911
6.38%, 09/01/2029(d)	United States	140,000	140,264
7.38%, 03/01/2031(d)	United States	235,000	240,757
Clear Channel Outdoor Holdings, Inc.
7.88%, 04/01/2030(d)	United States	685,000	716,877
Directv Financing LLC
5.88%, 08/15/2027(d)	United States	520,000	510,919
Scripps Escrow II, Inc.
5.38%, 01/15/2031(d)	United States	130,000	75,024
Sirius XM Radio, Inc.
3.88%, 09/01/2031(d)	United States	915,000	797,953
4.13%, 07/01/2030(d)	United States	160,000	145,212
5.50%, 07/01/2029(d)	United States	214,000	209,230
Telenet Finance Luxembourg Notes Sarl
5.50%, 03/01/2028(d)	Belgium	400,000	392,547
Virgin Media Secured Finance PLC
5.25%, 05/15/2029	United Kingdom	GBP 100,000	126,175
Virgin Media Vendor Financing Notes III DAC
4.88%, 07/15/2028	United Kingdom	200,000	247,684
Total Media			6,244,264
Metals & Mining – 0.3%
Mineral Resources Ltd.
8.50%, 05/01/2030(d)	Australia	USD 300,000	312,860
9.25%, 10/01/2028(d)	Australia	380,000	405,095
Total Metals & Mining			717,955
Oil, Gas & Consumable Fuels – 0.9%
Kosmos Energy Ltd.
7.50%, 03/01/2028	Ghana	520,000	503,686
Venture Global LNG, Inc.
8.13%, 06/01/2028(d)	United States	255,000	266,013
8.38%, 06/01/2031(d)	United States	530,000	560,001
9.50%, 02/01/2029(d)	United States	335,000	377,588
Vital Energy, Inc.
7.88%, 04/15/2032(d)	United States	680,000	659,226
Total Oil, Gas & Consumable Fuels			2,366,514
Paper & Forest Products – 0.3%
Mercer International, Inc.
5.13%, 02/01/2029	Germany	550,000	469,801
5.50%, 01/15/2026	Germany	385,000	378,259
WEPA Hygieneprodukte GmbH
2.88%, 12/15/2027	Germany	EUR 125,000	134,263
Total Paper & Forest Products			982,323
Personal Care Products – 0.3%
BellRing Brands, Inc.
7.00%, 03/15/2030(d)	United States	USD 365,000	382,361
Ontex Group NV
3.50%, 07/15/2026	Belgium	EUR 295,000	326,140
Total Personal Care Products			708,501
Pharmaceuticals – 0.9%
Bausch Health Companies, Inc.
4.88%, 06/01/2028(d)	United States	USD 240,000	188,039
Cheplapharm Arzneimittel GmbH
7.50%, 05/15/2030	Germany	EUR 300,000	352,724
8.29% (3 mo. EURIBOR + 4.75%, 0.00% Floor), 05/15/2030(a)(d)	Germany	210,000	236,650
Endo Finance Holdings, Inc.
8.50%, 04/15/2031(d)	United States	USD 940,000	1,008,416
Rossini Sarl
6.75%, 12/31/2029	Luxembourg	EUR 280,000	328,279
7.22% (3 mo. EURIBOR + 3.88%, 0.00% Floor), 12/31/2029(a)(d)	Luxembourg	260,000	292,390
Total Pharmaceuticals			2,406,498
Professional Services – 0.2%
Mooney Group SpA
7.35% (3 mo. EURIBOR + 3.88%, 3.88% Floor), 12/17/2026(a)	Italy	250,000	277,961
Summer BC Holdco B SARL
5.75%, 10/31/2026	Luxembourg	200,000	222,881
Total Professional Services			500,842
Real Estate Management & Development – 0.6%
Hunt Companies, Inc.
5.25%, 04/15/2029(d)	United States	USD 765,000	740,814
Kennedy-Wilson, Inc.
4.75%, 02/01/2030	United States	1,130,000	1,025,738
Total Real Estate Management & Development			1,766,552
Software – 1.7%
Acuris Finance US, Inc.
5.00%, 05/01/2028(d)	United States	310,000	284,193
Castor SpA
8.73% (3 mo. EURIBOR + 5.25%, 5.25% Floor), 02/15/2029(a)(e)	Italy	EUR 300,000	325,973
Cedacri Mergeco SPA
9.04% (3 mo. EURIBOR + 5.50%, 0.00% Floor), 05/15/2028(a)(d)	Italy	200,000	223,577
Cloud Software Group Holdings, Inc.
6.50%, 03/31/2029(d)	United States	USD 1,350,000	1,344,346
Helios Software Holdings, Inc.
7.88%, 05/01/2029	United States	EUR 295,000	334,549
8.75%, 05/01/2029(d)	United States	USD 620,000	634,301
ION Trading Technologies Sarl
5.75%, 05/15/2028(d)	Luxembourg	535,000	500,453
NCR Corp.
5.13%, 04/15/2029(d)	United States	175,000	171,399
Rocket Software, Inc.
9.00%, 11/28/2028(d)	United States	820,000	856,424
Sabre GLBL, Inc.
7.38%, 09/01/2025(d)	United States	150,000	149,036
Total Software			4,824,251
Specialty Retail – 0.4%
CD&R Firefly Bidco PLC
8.63%, 04/30/2029	United Kingdom	GBP 220,000	305,242
Kepler SpA
9.23% (3 mo. EURIBOR + 5.75%, 0.00% Floor), 05/15/2029(a)	Italy	EUR 250,000	279,991
LCM Investments Holdings II LLC
8.25%, 08/01/2031(d)	United States	USD 395,000	419,739
Total Specialty Retail			1,004,972
Textiles, Apparel & Luxury Goods – 0.4%
Afflelou SAS
6.00%, 07/25/2029(e)	France	EUR 250,000	286,537
Hanesbrands, Inc.
9.00%, 02/15/2031(d)	United States	USD 660,000	713,027
Total Textiles, Apparel & Luxury Goods			999,564
Trading Companies & Distributors – 0.7%
ASP Unifrax Holdings, LLC
0.00%, 09/30/2029	United States	406,335	450,038
EquipmentShare.com Inc
8.00%, 03/15/2033(d)	United States	30,000	30,735
Equipmentshare.Com Inc.
9.00%, 05/15/2028(d)	United States	995,000	1,040,295
Fortress Transportation and Infrastructure Investors LLC
7.88%, 12/01/2030(d)	United States	344,000	370,935
Total Trading Companies & Distributors			1,892,003
Transportation Infrastructure – 0.1%
Heathrow Finance PLC
6.63%, 03/01/2031(e)	United Kingdom	GBP 175,000	234,541
Wireless Telecommunication Services – 0.1%
Vodafone Group PLC
4.13% (5 yr. CMT Rate + 2.77%), 06/04/2081(a)	United Kingdom	USD 285,000	258,677
Total High Yield			66,266,230
Emerging Markets – 0.9%
Chemicals – 0.3%
Braskem Idesa SAPI
6.99%, 02/20/2032	Mexico	1,000,000	788,880
Hotels, Restaurants & Leisure – 0.0%
Grupo Posadas SAB de CV
7.00%, 12/30/2027(c)(h)	Mexico	20,000	18,398
Metals & Mining – 0.3%
Vedanta Resources Finance II PLC
13.88%, 01/21/2027	India	752,000	754,768
Oil, Gas & Consumable Fuels – 0.0%
Canacol Energy Ltd.
5.75%, 11/24/2028	Colombia	260,000	137,744
Real Estate Management & Development – 0.3%
CIFI Holdings Group Company Ltd.
6.00%, 07/16/2025(i)	China	400,000	41,500
6.45%, 11/07/2024(i)	China	200,000	21,118
11.58% (5 yr. CMT Rate + 8.57%), Perpetual(a)(i)	China	450,000	39,677
Country Garden Holdings Company Ltd.
4.80%, 08/06/2030(i)	China	200,000	15,100
7.25%, 04/08/2026(i)	China	600,000	45,126
RKPF Overseas Ltd.
5.90%, 09/05/2028	China	441,811	198,682
6.00%, 03/04/2029	China	441,488	198,118
Shimao Group Holdings Ltd.
3.45%, 01/11/2031(i)	China	400,000	26,000
4.60%, 07/13/2030(i)	China	200,000	12,600
5.20%, 01/16/2027(i)	China	1,210,000	66,913
5.60%, 07/15/2026(i)	China	400,000	20,660
6.13%, 02/21/2024(i)	China	370,000	21,275
Sino-Ocean Land Treasure IV Ltd.
3.25%, 05/05/2026(i)	China	200,000	14,000
4.75%, 08/05/2029(i)	China	410,000	30,750
4.75%, 01/14/2030(i)	China	400,000	27,868
Total Real Estate Management & Development			779,387
Total Emerging Markets			2,479,177
Convertible Bonds – 0.4%
Aerospace & Defense – 0.0%
Safran SA
0.00%, 04/01/2028	France	EUR 10,900	26,939
Air Freight & Logistics – 0.0%
ZTO Express Cayman, Inc.
1.50%, 09/01/2027	Cayman Islands	USD 22,000	23,502
Automobiles – 0.0%
Ford Motor Company
0.00%, 03/15/2026	United States	12,000	11,790
Biotechnology – 0.0%
Ascendis Pharma AS
2.25%, 04/01/2028	Denmark	24,000	27,981
Halozyme Therapeutics, Inc.
1.00%, 08/15/2028	United States	22,000	26,180
INSMED, Inc.
0.75%, 06/01/2028	United States	5,000	11,482
Sarepta Therapeutics, Inc.
1.25%, 09/15/2027	United States	26,000	29,536
Total Biotechnology			95,179
Broadline Retail – 0.1%
Alibaba Group Holding Ltd.
0.50%, 06/01/2031(d)	China	46,000	56,614
Etsy, Inc.
0.25%, 06/15/2028	United States	31,000	25,418
JD.com, Inc.
0.25%, 06/01/2029(d)	Cayman Islands	22,000	25,212
Total Broadline Retail			107,244
Commercial Services & Supplies – 0.0%
Tetra Tech, Inc.
2.25%, 08/15/2028	United States	15,000	19,703
Construction & Engineering – 0.0%
Fluor Corp.
1.13%, 08/15/2029	United States	23,000	28,198
Diversified Telecommunication Services – 0.1%
Cellnex Telecom SA
0.50%, 07/05/2028	Spain	EUR 100,000	119,083
Electric Utilities – 0.1%
NextEra Energy Capital Holdings, Inc.
3.00%, 03/01/2027(d)	United States	USD 19,000	24,871
PG&E Corp.
4.25%, 12/01/2027(d)	United States	32,000	34,696
PPL Capital Funding, Inc.
2.88%, 03/15/2028	United States	9,000	9,556
Southern Company
3.88%, 12/15/2025	United States	34,000	37,850
Total Electric Utilities			106,973
Electronic Equipment, Instruments & Components – 0.0%
Advanced Energy Industries Inc
2.50%, 09/15/2028	United States	19,000	20,092
Entertainment – 0.0%
Liberty Media Corp.
2.25%, 08/15/2027	United States	31,000	34,221
Live Nation Entertainment, Inc.
3.13%, 01/15/2029	United States	12,000	14,802
Total Entertainment			49,023
Ground Transportation – 0.0%
Uber Technologies, Inc.
0.88%, 12/01/2028(d)	United States	22,000	27,599
Health Care Equipment & Supplies – 0.0%
Haemonetics Corp
2.50%, 06/01/2029(d)	United States	9,000	9,076
LivaNova USA, Inc.
3.00%, 12/15/2025	United States	23,000	25,353
Total Health Care Equipment & Supplies			34,429
Health Care Providers & Services – 0.0%
Guardant Health, Inc.
0.00%, 11/15/2027	United States	38,000	30,596
Health Care Technology – 0.0%
Evolent Health, Inc.
3.50%, 12/01/2029(d)	United States	19,000	20,506
Hotel & Resort REITs – 0.0%
Pebblebrook Hotel Trust
1.75%, 12/15/2026	United States	16,000	14,752
Hotels, Restaurants & Leisure – 0.1%
Accor SA
0.70%, 12/07/2027(i)	France	EUR 29,300	16,799
H World Group Ltd.
3.00%, 05/01/2026	China	USD 21,000	24,812
NCL Corp. Ltd.
1.13%, 02/15/2027	United States	25,000	24,292
Shake Shack, Inc.
0.00%, 03/01/2028	United States	25,000	23,297
Trip.com Group Ltd
0.75%, 06/15/2029(d)	Cayman Islands	12,000	13,753
Total Hotels, Restaurants & Leisure			102,953
Household Durables – 0.0%
Meritage Homes Corp.
1.75%, 05/15/2028(d)	United States	20,000	22,870
Industrial REITs – 0.0%
Rexford Industrial Realty LP
4.13%, 03/15/2029(d)	United States	23,000	24,472
IT Services – 0.0%
Akamai Technologies, Inc.
0.38%, 09/01/2027	United States	21,000	21,730
Snowflake Inc
0.00%, 10/01/2027(d)	United States	11,000	11,462
Total IT Services			33,192
Metals & Mining – 0.0%
First Majestic Silver Corp.
0.38%, 01/15/2027	Canada	26,000	23,098
Multi-Utilities – 0.0%
CMS Energy Corp
3.38%, 05/01/2028	United States	20,000	21,520
Veolia Environnement SA
0.00%, 01/01/2025	France	EUR 144,700	50,973
WEC Energy Group, Inc.
4.38%, 06/01/2029(d)	United States	USD 16,000	17,784
Total Multi-Utilities			90,277
Pharmaceuticals – 0.0%
Jazz Pharmaceuticals Plc
3.13%, 09/15/2030(d)	Bermuda	9,000	9,419
Professional Services – 0.0%
Parsons Corp.
2.63%, 03/01/2029(d)	United States	37,000	46,639
Semiconductors & Semiconductor Equipment – 0.0%
MKS Instruments, Inc.
1.25%, 06/01/2030(d)	United States	27,000	27,041
ON Semiconductor Corp.
0.50%, 03/01/2029	United States	16,000	16,236
Total Semiconductors & Semiconductor Equipment			43,277
Software – 0.0%
BlackLine, Inc.
1.00%, 06/01/2029(d)	United States	30,000	31,500
Nutanix, Inc.
0.25%, 10/01/2027	United States	19,000	22,752
Total Software			54,252
Total Convertible Bonds			1,186,057
TOTAL CORPORATE CREDIT (Cost $166,372,440)			163,111,249
EMERGING MARKET – 1.9%
Senior Loans (Syndicated) – 0.6%
Passenger Airlines – 0.6%
LATAM Airlines Group, Tranche B Term Loan
14.95%, 10/11/2027	United States	1,500,000	1,522,965
Total Senior Loans (Syndicated)			1,522,965
High Yield – 1.3%
Metals & Mining – 0.8%
CSN Resources SA
8.88%, 12/05/2030	Luxembourg	400,000	405,857
Samarco Mineracao SA
9.00% (includes 9.00% PIK), 06/30/2031(c)	Brazil	1,275,757	1,196,080
Vedanta Resources Ltd
10.88%, 09/17/2029(d)	United Kingdom	633,000	644,565
Total Metals & Mining			2,246,502
Passenger Airlines – 0.5%
Azul Secured Finance LLP
10.88%, 05/28/2030(d)	Brazil	1,130,000	717,843
Grupo Aeromexico SAB de CV
8.50%, 03/17/2027	Mexico	300,000	303,356
Latam Airlines Group SA
13.38%, 10/15/2027(d)	Chile	204,000	225,159
13.38%, 10/15/2029	Chile	77,000	89,630
Total Passenger Airlines			1,335,988
Total High Yield			3,582,490
TOTAL EMERGING MARKET (Cost $5,349,192)			5,105,455
STRUCTURED CREDIT – 32.4%
Collateralized Loan Obligations – 16.9%
37 Capital CLO
13.68%, 2023-2A, Class E (3 mo. Term SOFR + 8.38%, 8.38% Floor), 01/15/2034(a)(d)	Cayman Islands	1,000,000	1,013,333
Anchorage Capital CLO Ltd.
9.26%, 2020-16A, Class DR (3 mo. Term SOFR + 3.98%, 3.72% Floor), 01/19/2035(a)(d)	Cayman Islands	1,500,000	1,502,628
11.03%, 2023-26A, Class D (3 mo. Term SOFR + 5.75%, 5.75% Floor), 07/19/2034(a)(d)	Cayman Islands	500,000	511,914
12.88%, 2016-8A, Class ER2 (3 mo. Term SOFR + 7.61%, 7.35% Floor), 10/27/2034(a)(d)	Cayman Islands	1,500,000	1,479,776
12.89%, 2020-16A, Class ER (3 mo. Term SOFR + 7.61%, 7.35% Floor), 01/19/2035(a)(d)	Cayman Islands	1,000,000	1,000,805
Anchorage Credit Funding Ltd.
0.00%, 2019-7A, Class SUB1, 04/25/2037(d)(j)	Cayman Islands	1,000,000	568,121
5.93%, 2020-12A, Class D, 10/25/2038(d)	Cayman Islands	750,000	727,982
6.85%, 2019-7A, Class E, 04/25/2037(d)	Cayman Islands	1,000,000	997,448
ARES CLO
11.03%, 2023-68A, Class D (3 mo. Term SOFR + 5.75%, 5.75% Floor), 04/25/2035(a)(d)	Jersey	2,000,000	2,031,410
CBAM Ltd.
12.65%, 2017-2A, Class ER (3 mo. Term SOFR + 7.36%, 7.10% Floor), 07/17/2034(a)(d)	Cayman Islands	571,000	540,004
Cerberus Loan Funding LP
9.44%, 2023-3A, Class C (3 mo. Term SOFR + 4.15%, 4.15% Floor), 09/13/2035(a)(d)	United States	1,000,000	1,020,476
Dryden CLO
9.55%, 2017-27X, Class ER (3 mo. EURIBOR + 5.86%, 5.86% Floor), 04/15/2033(a)	Ireland	EUR 500,000	553,409
Elevation CLO Ltd.
12.74%, 2021-14A, Class E (3 mo. Term SOFR + 7.46%, 7.20% Floor), 10/20/2034(a)(d)	Cayman Islands	USD 2,000,000	1,875,222
Elmwood CLO Ltd.
8.42%, 2019-3A, Class DRR (3 mo. Term SOFR + 3.10%, 3.10% Floor), 07/18/2037(a)(d)	Cayman Islands	1,750,000	1,759,413
Fortress Credit BSL Ltd.
10.03%, 2022-2A, Class DR (3 mo. Term SOFR + 4.75%, 4.75% Floor), 10/18/2033(a)(d)	Jersey	1,000,000	997,711
13.43%, 2022-1A, Class E (3 mo. Term SOFR + 8.15%, 8.15% Floor), 10/23/2034(a)(d)	Cayman Islands	500,000	499,113
13.47%, 2020-1A, Class E (3 mo. Term SOFR + 8.19%, 7.93% Floor), 10/20/2033(a)(d)	Cayman Islands	1,000,000	1,003,966
Gallatin CLO Ltd.
10.71%, 2023-1A, Class D (3 mo. Term SOFR + 5.41%, 5.41% Floor), 10/14/2035(a)(d)	Bermuda	2,000,000	2,037,510
Harvest CLO XXVI
9.81%, 26A, Class E (3 mo. EURIBOR + 6.12%, 6.12% Floor), 01/15/2034(a)(d)	Ireland	EUR 500,000	557,440
ICG US CLO Ltd.
9.14%, 2020-1A, Class DR (3 mo. Term SOFR + 3.86%, 3.60% Floor), 01/20/2035(a)(d)	Cayman Islands	USD 1,000,000	943,432
12.99%, 2020-1A, Class ER (3 mo. Term SOFR + 7.71%, 7.45% Floor), 01/20/2035(a)(d)	Cayman Islands	1,000,000	913,927
Madison Park Funding Ltd.
10.78%, 2023-63A, Class D (3 mo. Term SOFR + 5.50%, 5.50% Floor), 04/21/2035(a)(d)	Cayman Islands	2,000,000	2,035,076
Marble Point CLO Ltd.
12.78%, 2020-3A, Class ER (3 mo. Term SOFR + 7.50%, 7.50% Floor), 01/19/2034(a)(d)	Cayman Islands	625,000	628,840
12.83%, 2021-4A, Class E (3 mo. Term SOFR + 7.55%, 7.29% Floor), 01/22/2035(a)(d)	Cayman Islands	1,750,000	1,717,238
Monroe Capital MML CLO LLC
15.30%, 2022-2A, Class E (3 mo. Term SOFR + 10.02%, 10.02% Floor), 10/24/2034(a)(d)	United States	2,000,000	2,013,544
Monroe Capital MML CLO Ltd.
13.39%, 2022-1A, Class E (3 mo. Term SOFR + 8.32%, 8.32% Floor), 02/24/2034(a)(d)	United States	1,000,000	1,004,352
Mountain View Clo Ltd.
9.90%, 2019-2A, Class DR (3 mo. Term SOFR + 4.60%, 4.60% Floor), 07/15/2037(a)(d)	Cayman Islands	1,000,000	1,002,519
Mountain View CLO Ltd.
9.15%, 2023-1A, Class C (3 mo. Term SOFR + 3.85%, 3.85% Floor), 09/14/2036(a)(d)	Cayman Islands	300,000	306,471
10.80%, 2023-1A, Class D (3 mo. Term SOFR + 5.50%, 5.50% Floor), 09/14/2036(a)(d)	Cayman Islands	300,000	307,596
OAK Hill European Credit Partners V Designated Activity Co.
10.06%, 2016-5A, Class ER (3 mo. EURIBOR + 6.37%, 6.37% Floor), 01/21/2035(a)(d)	Ireland	EUR 1,750,000	1,952,782
12.56%, 2016-5A, Class FR (3 mo. EURIBOR + 8.87%, 8.87% Floor), 01/21/2035(a)(d)	Ireland	1,000,000	1,085,891
Palmer Square European CLO
10.05%, 2022-1A, Class E (3 mo. EURIBOR + 6.36%, 6.36% Floor), 01/21/2035(a)(d)	Ireland	1,200,000	1,338,186
12.54%, 2022-1A, Class F (3 mo. EURIBOR + 8.85%, 8.85% Floor), 01/21/2035(a)(d)	Ireland	1,250,000	1,379,609
Penta CLO
9.79%, 2021-10X, Class E (3 mo. EURIBOR + 6.23%, 6.23% Floor), 11/20/2034(a)	Ireland	500,000	557,881
Rockford Tower CLO Ltd.
13.40%, 2022-2A, Class ER (3 mo. Term SOFR + 8.12%, 8.12% Floor), 10/20/2035(a)(d)	United States	USD 750,000	754,175
Rockford Tower Europe DAC
9.65%, 2021-1A, Class E (3 mo. EURIBOR + 5.96%, 5.96% Floor), 04/20/2034(a)(d)	Ireland	EUR 500,000	556,928
RR Ltd.
13.60%, 2022-24A, Class DR (3 mo. Term SOFR + 8.30%, 8.30% Floor), 01/15/2036(a)(d)	Bermuda	USD 1,000,000	1,009,576
Symphony CLO Ltd.
12.50%, 2012-9A, Class ER2 (3 mo. Term SOFR + 7.21%, 0.00% Floor), 07/16/2032(a)(d)	Cayman Islands	438,000	410,184
THL Credit Wind River CLO Ltd.
12.70%, 2020-1A, Class ER (3 mo. Term SOFR + 7.42%, 7.42% Floor), 07/20/2037(a)(d)	Cayman Islands	1,000,000	1,003,976
Toro European CLO
9.99%, 3X, Class ERR (3 mo. EURIBOR + 6.30%, 6.30% Floor), 07/15/2034(a)	Ireland	EUR 1,500,000	1,668,108
Trimaran Cavu Ltd.
12.91%, 2021-3A, Class E (3 mo. Term SOFR + 7.63%, 7.37% Floor), 01/18/2035(a)(d)	Cayman Islands	USD 900,000	903,137
Trinitas CLO XIV Ltd.
13.59%, 2020-14A, Class E (3 mo. Term SOFR + 8.30%, 8.04% Floor), 01/25/2034(a)(d)	Cayman Islands	500,000	502,345
Trinitas CLO XVIII Ltd.
9.14%, 2021-18A, Class D (3 mo. Term SOFR + 3.86%, 3.60% Floor), 01/20/2035(a)(d)	Cayman Islands	2,000,000	2,003,044
Total Collateralized Loan Obligations			46,676,498
Commercial Mortgage-Backed Securities – 4.7%
ACREC LLC
11.13%, 2023-FL2, Class E (1 mo. Term SOFR + 6.03%, 6.03% Floor), 02/19/2038(a)(d)	United States	107,000	106,847
ACRES Commercial Realty Ltd.
7.85%, 2021-FL1, Class D (1 mo. Term SOFR + 2.76%, 2.76% Floor), 06/15/2036(a)(d)	Cayman Islands	321,000	307,775
AREIT Trust
10.45%, 2023-CRE8, Class D (1 mo. Term SOFR + 5.37%, 5.37% Floor), 08/17/2041(a)(d)	United States	109,000	108,708
Banc of America Commercial Mortgage Trust
1.25%, 2015-UBS7, Class XFG, 09/15/2048(d)(j)	United States	10,000,000	112,782
BBCMS Mortgage Trust
7.71%, 2021-AGW, Class D (1 mo. Term SOFR + 2.61%, 2.50% Floor), 06/15/2036(a)(d)	United States	877,000	796,562
BBCMS Trust
8.22%, 2018-BXH, Class F (1 mo. Term SOFR + 3.12%, 2.95% Floor), 10/15/2037(a)(d)	United States	270,000	267,373
Benchmark Mortgage Trust
3.24%, 2018-B6, Class E, 10/10/2051(d)(j)	United States	225,000	122,358
4.00%, 2024-V5, Class D, 01/10/2057(d)	United States	36,000	31,619
7.20%, 2024-V5, Class C, 01/10/2057(j)	United States	57,000	59,361
Blackstone UK Student Housing Portfolio
7.33%, 2021-UK5, Class E (SONIA + 2.35%, 0.00% Floor), 05/17/2031(a)	United Kingdom	GBP 236,000	315,710
BSPRT
9.85%, 2024-FL11, Class E (1 mo. Term SOFR + 4.69%, 4.69% Floor), 07/15/2039(a)(d)	United States	USD 278,000	278,650
BWAY Mortgage Trust
5.03%, 2022-26BW, Class E, 02/10/2044(d)(j)	United States	677,000	443,929
BX Commercial Mortgage Trust
8.74%, 2019-IMC, Class G (1 mo. Term SOFR + 3.65%, 3.60% Floor), 04/15/2034(a)(d)	United States	1,131,000	1,078,400
BX Trust
9.24%, 2021-SDMF, Class J (1 mo. Term SOFR + 4.15%, 4.03% Floor), 09/15/2034(a)(d)	United States	442,703	435,235
CD Mortgage Trust
3.35%, 2017-CD5, Class D, 08/15/2050(d)	United States	489,000	412,013
Citigroup Commercial Mortgage Trust
8.91%, 2021-KEYS, Class F (1 mo. Term SOFR + 3.81%, 3.70% Floor), 10/15/2036(a)(d)	United States	741,000	716,028
COMM Mortgage Trust
2.06%, 2016-DC2, Class XF, 02/10/2049(d)(j)	United States	12,997,292	323,031
CSAIL Commercial Mortgage Trust
4.18%, 2017-CX9, Class D, 09/15/2050(d)(j)	United States	190,000	139,392
DBGS Mortgage Trust
9.36%, 2021-W52, Class F (1 mo. Term SOFR + 4.26%, 4.15% Floor), 10/15/2036(a)(d)	United States	1,000,000	612,380
GSMS Trust
8.21%, 2024-FAIR, Class D, 07/15/2029(d)(j)	United States	580,000	594,195
Hilton USA Trust
4.12%, 2016-SFP, Class C, 11/05/2035(d)	United States	105,000	53,763
4.93%, 2016-SFP, Class D, 11/05/2035(b)(d)	United States	584,000	227,468
J.P. Morgan Chase Commercial Mortgage Securities Trust
9.48%, 2021-HTL5, Class F (1 mo. Term SOFR + 4.38%, 4.27% Floor), 11/15/2038(a)(d)	United States	1,084,000	1,063,163
Last Mile Logistics
10.78%, 2023-1A, Class D (SONIA + 5.80%, 5.80% Floor), 08/17/2033(a)(d)	United Kingdom	GBP 207,000	276,506
Life Mortgage Trust
7.56%, 2021-BMR, Class F (1 mo. Term SOFR + 2.46%, 2.35% Floor), 03/15/2038(a)(d)	United States	USD 101,521	97,952
MF1 LLC
10.69%, 2022-FL10, Class D (1 mo. Term SOFR + 5.73%, 5.73% Floor), 09/17/2037(a)(d)	United States	232,000	232,503
Natixis Commercial Mortgage Securities Trust
11.04%, 2022-RRI, Class F (1 mo. Term SOFR + 5.94%, 5.94% Floor), 03/15/2035(a)(d)	United States	493,500	489,975
ONE Mortgage Trust
6.71%, 2021-PARK, Class D (1 mo. Term SOFR + 1.61%, 1.50% Floor), 03/15/2036(a)(d)	United States	645,000	614,420
SHR Trust
9.55%, 2024-LXRY, Class E (1 mo. Term SOFR + 4.45%, 4.45% Floor), 10/15/2041(a)(d)	United States	152,000	153,271
Taubman Centers Commercial Mortgage Trust
9.87%, 2022-DPM, Class D (1 mo. Term SOFR + 4.77%, 4.77% Floor), 05/15/2037(a)(d)	United States	415,000	410,775
TRTX Issuer Ltd
7.60%, 2021-FL4, Class C (1 mo. Term SOFR + 2.51%, 2.40% Floor), 03/15/2038(a)(d)	Cayman Islands	160,000	157,278
UK Logistics DAC
8.98%, 2024-1A, Class D (SONIA + 4.00%, 4.00% Floor), 05/17/2034(a)(d)	United Kingdom	GBP 102,000	137,639
9.98%, 2024-1A, Class E (SONIA + 5.00%, 5.00% Floor), 05/17/2034(a)(d)	United Kingdom	200,000	268,294
VMC Finance LLC
7.38%, 2021-FL4, Class C (1 mo. Term SOFR + 2.36%, 2.36% Floor), 06/16/2036(a)(d)	United States	USD 800,000	754,074
8.63%, 2021-FL4, Class D (1 mo. Term SOFR + 3.61%, 3.06% Floor), 06/16/2036(a)(d)	United States	147,000	134,444
WFCM
4.25%, 2024-5C1, Class F, 07/15/2057(d)	United States	874,000	581,203
Total Commercial Mortgage-Backed Securities			12,915,076
High Yield – 0.4%
Household Durables – 0.2%
Adams Homes, Inc.
9.25%, 10/15/2028(d)	United States	572,000	610,803
Real Estate Management & Development – 0.2%
Five Point Operating Company LP
10.50%, 01/15/2028(d)(h)	United States	554,001	567,320
Total High Yield			1,178,123
Residential Mortgage-Backed Securities – 3.6%
Bellemeade Re Ltd.
9.23%, 2024-1, Class M1C (30 day avg SOFR US + 3.95%, 3.90% Floor), 08/25/2034(a)(d)	Bermuda	161,000	163,200
BRAVO Residential Funding Trust
6.90%, 2024-NQM1, Class M1, 12/01/2063(d)(j)	United States	109,000	111,596
7.46%, 2023-NQM5, Class M1, 06/25/2063(d)(j)	United States	183,000	191,204
8.04%, 2024-NQM1, Class B1, 12/01/2063(d)	United States	128,000	129,479
CHNGE Mortgage Trust
8.44%, 2023-4, Class B1, 09/25/2058(d)(j)	United States	891,000	902,914
COLT Funding LLC
7.71%, 2024-INV3, Class B1, 09/25/2069(d)(j)	United States	363,000	366,666
COLT Mortgage Loan Trust
6.59%, 2024-1, Class M1, 02/25/2069(d)(j)	United States	138,000	139,928
Deephaven Residential Mortgage Trust
4.30%, 2022-2, Class B1, 03/25/2067(d)(j)	United States	229,000	189,673
GCAT Trust
3.96%, 2022-NQM1, Class B1, 02/25/2067(d)(j)	United States	476,000	363,754
Imperial Fund Mortgage Trust
4.43%, 2022-NQM3, Class M1, 05/25/2067(d)(j)	United States	332,000	271,345
JP Morgan Mortgage Trust
7.64%, 2024-CES1, Class B1, 06/25/2054(d)(j)	United States	100,000	101,928
MFA Trust
4.25%, 2022-NQM1, Class B1, 12/25/2066(d)(j)	United States	251,000	205,342
Morgan Stanley Residential Mortgage Loan Trust
7.50%, 2023-NQM1, Class B1, 09/25/2068(d)(j)	United States	446,000	445,422
New Residential Mortgage Loan Trust
9.43%, 2024-RTL2, Class M1, 09/25/2039(d)(j)	United States	160,000	159,626
NYMT Loan Trust
8.41%, 2024-BPL2, Class M, 05/25/2039(d)	United States	145,000	144,829
PRKCM Trust
6.09%, 2022-AFC2, Class B1, 08/25/2057(d)(j)	United States	204,000	201,672
6.87%, 2024-AFC1, Class M1, 03/25/2059(d)(j)	United States	66,000	66,801
7.52%, 2023-AFC1, Class M1, 02/25/2058(d)(j)	United States	371,000	383,876
8.00%, 2023-AFC4, Class B1, 11/25/2058(d)(j)	United States	293,000	294,083
8.06%, 2024-AFC1, Class B1, 03/25/2059(d)(j)	United States	176,000	177,291
8.21%, 2023-AFC2, Class B1, 06/25/2058(d)(j)	United States	100,000	100,375
Progress Residential Trust
5.60%, 2022-SFR3, Class E2, 04/17/2039(d)	United States	212,000	211,355
PRPM LLC
4.83%, 2021-10, Class A2, 10/25/2026(d)(h)	United States	1,000,000	990,120
RCKT Mortgage Trust
6.77%, 2024-CES2, Class M2, 04/25/2044(d)(j)	United States	100,000	102,622
6.77%, 2024-CES1, Class M2, 02/25/2044(d)(j)	United States	100,000	102,650
Seasoned Credit Risk Transfer Trust
4.50%, 2022-1, Class M, 11/25/2061(d)(j)	United States	226,000	197,932
STAR Trust
9.60%, 2022-SFR3, Class F (1 mo. Term SOFR + 4.50%, 4.50% Floor), 05/17/2039(a)(d)	United States	170,000	164,005
Toorak Mortgage Trust
9.16%, 2024-RRTL1, Class M1, 02/25/2039(d)(j)	United States	71,000	72,022
Towd Point Mortgage Trust
6.86%, 2024-CES1, Class M2, 01/25/2064(d)(j)	United States	110,000	114,780
TVC Mortgage Trust
7.42%, 2024-RRTL1, Class M1, 07/25/2039(d)(h)	United States	295,000	296,970
Verus Securitization Trust
6.67%, 2024-1, Class M1, 01/25/2069(d)(j)	United States	118,000	120,231
6.82%, 2024-2, Class M1, 02/25/2069(d)(j)	United States	100,000	101,995
7.08%, 2023-INV2, Class A3, 08/25/2068(d)(h)	United States	148,567	151,740
7.35%, 2023-INV2, Class M1, 08/25/2068(d)(j)	United States	187,000	192,782
7.54%, 2023-2, Class B1, 03/25/2068(d)(j)	United States	100,000	99,611
7.82%, 2023-6, Class B1, 09/25/2068(d)(j)	United States	158,000	158,566
7.90%, 2023-7, Class B1, 10/25/2068(d)(j)	United States	634,000	637,577
8.12%, 2023-INV2, Class B1, 08/25/2068(d)(j)	United States	215,000	221,143
Western Mortgage Reference Notes
10.63%, 2021-CL2, Class M4 (30 day avg SOFR US + 5.35%, 0.00% Floor), 07/25/2059(a)(d)	United States	792,072	812,666
Total Residential Mortgage-Backed Securities			9,859,771
Asset-Backed Securities – 6.8%
Financials – 6.8%
Adams Outdoor Advertising LP
11.71%, 2023-1, Class C, 07/15/2053(d)	United States	2,000,000	2,115,902
Castlelake Aircraft Securitization Trust
2.74%, 2017-1R, Class A, 08/15/2041(d)	United States	123,223	116,060
GAIA Aviation Ltd.
7.00%, 2019-1, Class C, 12/15/2044(d)(h)	Cayman Islands	2,076,106	1,516,508
Horizon Aircraft Finance Ltd.
3.43%, 2019-2, Class A, 11/15/2039(d)	Cayman Islands	1,297,340	1,157,089
4.46%, 2018-1, Class A, 12/15/2038(d)	United States	627,853	586,580
Lunar Aircraft Ltd.
6.41%, 2020-1A, Class C, 02/15/2045(d)	United States	653,293	629,699
METAL LLC
6.50%, 2017-1, Class B, 10/15/2042(d)	United States	284,797	91,488
METAL Ltd.
4.58%, 2017-1, Class A, 10/15/2042(d)	United States	1,316,266	865,892
Mosaic Solar Loan Trust
8.50%, 2024-2A, Class C, 04/22/2052(d)	United States	1,500,000	1,495,734
Pioneer Aircraft Finance Ltd.
3.97%, 2019-1, Class A, 06/15/2044(d)	Cayman Islands	498,616	471,179
Sunnova Hestia II Issuer LLC
9.50%, 2024-GRID1, Class 2A, 07/20/2051(d)	United States	973,601	993,017
Thunderbolt Aircraft Lease
5.07%, 2018-A, Class B, 09/15/2038(d)(h)	United States	1,339,286	1,067,693
Veros Auto Receivables Trust
11.46%, 2023-1, Class D, 08/15/2030(d)	United States	1,780,000	1,905,566
VSTJET
10.91%, 2020-1B, 01/15/2029(b)	United States	1,620,880	1,601,430
WAVE LLC
6.41%, 2019-1, Class C, 09/15/2044(d)	United States	2,500,170	880,960
WAVE Trust
5.68%, 2017-1A, Class B, 11/15/2042(d)	United States	1,590,272	1,141,152
6.66%, 2017-1A, Class C, 11/15/2042(d)	United States	1,210,677	247,862
Westlake Automobile Receivables Trust
1.23%, 2021-2A, Class D, 12/15/2026(d)	United States	164,000	161,452
Ziply Fiber Issuer LLC
11.17%, 2024-1A, Class C, 04/20/2054(d)	United States	1,500,000	1,606,082
Total Financials			18,651,345
Total Asset-Backed Securities			18,651,345
TOTAL STRUCTURED CREDIT (Cost $88,376,778)			89,280,813
PRIVATE CREDIT – 22.4%
Senior Loans – 18.1%
Aerospace & Defense – 1.0%
Galileo Parent, Inc., First Lien Term Loan
11.85% (3 mo. Term SOFR + 7.25%, 1.00% Floor), 05/03/2030(a)(b)	United States	527,670	527,670
Galileo Parent, Inc., First Lien Revolver
11.85% (3 mo. LIBOR US + 7.25%, 1.00% Floor), 05/03/2029(a)(b)(k)	United States	53,604	36,757
12.59% (3 mo. LIBOR US + 7.25%, 1.00% Floor), 05/03/2029(a)(b)(k)	United States	12,104	8,300
GASL Bermuda, Tranche B-1 Revolver
11.83%, 12/15/2028(b)(k)	United States	3,100,000	1,312,457
Maxar, First Lien Revolver
11.89% (3 mo. LIBOR US + 7.25%, 1.00% Floor), 05/03/2029(a)(b)(k)	United States	17,292	11,857
WP CPP Holdings, Term Loan
12.85%, 10/01/2029(b)	United States	39,832	39,808
WP CPP Holdings, First Lien Term Loan
8.39% (3 mo. Term SOFR + 3.38%, 0.00% Floor), 11/28/2029(a)(b)	United States	837,951	833,008
WP CPP Holdings, First Lien Revolver
8.39%, 11/28/2029(b)(k)	United States	90,000	–
Total Aerospace & Defense			2,769,857
Biotechnology – 0.9%
ADC Therapeutics, Inc., First Lien Term Loan
12.98% (3 mo. Term SOFR + 7.50%, 1.00% Floor), 08/15/2029(a)(b)	United States	1,135,543	1,107,154
Mesoblast, Inc., First Lien Term Loan
9.75% (FCPR + 4.95%), 11/19/2026(a)(b)(c)	United States	1,368,949	1,317,614
Seres Therapeutics, Inc., Tranche B Delay Draw Term Loan
0.00%, 04/27/2029(b)(k)	United States	329,000	–
Seres Therapeutics, Inc., Tranche C Delay Draw Term Loan
0.00%, 04/30/2029(b)(k)	United States	329,000	–
Total Biotechnology			2,424,768
Capital Markets – 0.4%
Inspira, First Lien Delay Draw Term Loan
10.35%, 05/10/2026(b)(k)	United States	172,000	–
Inspira, First Lien Revolver
10.35%, 05/10/2030(b)(k)	United States	103,000	–
Minotaur Acquisition, First Lien Tranche B Term Loan
10.25% (3 mo. Term SOFR + 5.00%, 1.00% Floor), 06/02/2030(a)(b)	United States	1,035,000	1,016,784
MTC Holdings, First Lien Delay Draw Term Loan
9.85% (1 mo. Term SOFR + 5.00%, 1.00% Floor), 06/03/2030(a)(b)	United States	172,000	169,110
Total Capital Markets			1,185,894
Commercial Services & Supplies – 1.3%
Amspec Parent, First Lien Delay Draw Term Loan
11.07%, 12/05/2030(b)(k)	United States	226,000	–
Amspec Parent LLC, Revolver
0.00% (3 mo. Term SOFR + 5.75%), 12/05/2029(a)(b)(k)	United States	212,000	2,261
Amspec Parent LLC, First Lien Term Loan
11.08% (1 mo. Term SOFR + 5.75%), 12/05/2030(a)(b)	United States	1,559,165	1,559,165
Kings Buyer LLC, First Lien Revolver
12.00% (Prime + 4.00%, 1.00% Floor), 10/29/2027(a)(b)(k)	United States	310,246	122,411
NFM & J LP, First Lien Revolver
10.94% (1 mo. LIBOR US + 5.75%, 1.00% Floor), 11/30/2027(a)(b)(k)	United States	64,240	3,661
12.75% (Prime + 4.75%, 1.00% Floor), 11/30/2027(a)(b)(k)	United States	46,123	2,628
NFM & J LP, First Lien Term Loan
10.96% (3 mo. Term SOFR + 5.75%, 1.00% Floor), 11/30/2027(a)(b)	United States	492,469	483,605
NFM & J LP, First Lien Delay Draw Term Loan
0.00% (3 mo. Term SOFR + 5.75%, 1.00% Floor), 11/30/2027(a)(b)(k)	United States	159,465	5,182
10.91% (3 mo. Term SOFR + 5.75%, 1.00% Floor), 11/30/2027(a)(b)(k)	United States	116,374	3,782
USIC Holdings Inc, First Lien Term Loan
10.35% (1 mo. Term SOFR + 5.50%, 0.75% Floor), 09/10/2031(a)(b)	United States	1,434,000	1,419,947
USIC Holdings Inc, First Lien Delay Draw Term Loan
10.36% (1 mo. Term SOFR + 5.50%, 0.75% Floor), 09/10/2031(a)(b)(k)	United States	85,000	2,181
USIC Holdings Inc, First Lien Revolver
10.10% (1 mo. Term SOFR + 5.25%, 0.00% Floor), 09/10/2031(a)(b)(k)	United States	149,882	72,086
10.33% (1 mo. Term SOFR + 5.25%, 0.00% Floor), 09/10/2031(a)(b)(k)	United States	32,118	15,447
Total Commercial Services & Supplies			3,692,356
Communications Equipment – 0.6%
Sorenson Communications, Term Loan
11.09%, 04/19/2029(b)	United States	1,783,000	1,753,759
Sorenson Communications, Revolver
11.08%, 04/19/2029(b)(k)	United States	198,000	–
Total Communications Equipment			1,753,759
Containers & Packaging – 0.7%
ASP Unifrax Holdings, LLC, Delay Draw Term Loan
0.00%, 09/28/2029	United States	298,569	298,569
ASP-r-pac Acquisition Company LLC, First Lien Term Loan
11.52%, 12/29/2027(b)	United States	1,685,049	1,604,166
ASP-r-pac Acquisition Company LLC, First Lien Revolver
9.49%, 12/29/2027(b)(k)	United States	205,745	113,604
Total Containers & Packaging			2,016,339
Diversified Consumer Services – 0.0%
Legends Hospitality Holding Co., First Lien Revolver
10.13%, 08/22/2031(b)(k)	United States	152,000	–
Electrical Equipment – 0.3%
Inventus Power, Inc., First Lien Revolver
0.00%, 06/30/2025(b)(k)	United States	94,000	–
Inventus Power, Inc., First Lien Term Loan
12.96%, 06/30/2025(b)	United States	818,638	800,136
Total Electrical Equipment			800,136
Food Products – 0.4%
Protein For Pets Opco, Term Loan
10.59% (1 mo. Term SOFR + 5.25%), 03/22/2030(a)(b)	United States	994,000	975,015
Protein For Pets Opco, Revolver
10.57%, 03/22/2030(b)(k)	United States	103,000	–
Total Food Products			975,015
Health Care Equipment & Supplies – 1.1%
Touchstone Acquisition, Inc., First Lien Term Loan
10.95% (1 mo. LIBOR US + 6.00%, 0.75% Floor), 12/29/2028(a)(b)	United States	2,938,650	2,879,877
Health Care Providers & Services – 1.8%
LSL Holdco LLC, Term Loan
11.43%, 01/31/2028(b)	United States	2,337,766	2,191,656
LSL Holdco LLC, First Lien Incremental Term Loan
11.44%, 01/31/2028(b)	United States	272,220	255,206
LSL Holdco LLC, First Lien Revolver
11.35% (1 mo. Term SOFR + 6.00%, 0.75% Floor), 01/31/2028(a)(b)(k)	United States	266,412	189,819
Petvet Care Centers LLC, First Lien
10.85% (1 mo. Term SOFR + 6.00%, 0.75% Floor), 10/24/2030(a)(b)	United States	2,338,330	2,278,703
Petvet Care Centers LLC, First Lien Delay Draw Term Loan
11.32%, 11/15/2030(b)(k)	United States	307,000	–
Petvet Care Centers LLC, First Lien Revolver
11.32%, 11/15/2029(b)(k)	United States	307,000	–
Total Health Care Providers & Services			4,915,384
Health Care Technology – 0.8%
Establishment Labs Holdings, Inc., First Lien Tranche A Term Loan
9.00%, 04/21/2027(b)(c)	United States	1,247,716	1,247,716
Establishment Labs Holdings, Inc., First Lien Tranche B Delay Draw Term Loan
9.00%, 04/21/2027(b)(c)	United States	199,823	199,823
Establishment Labs Holdings, Inc., First Lien Tranche C Delay Draw Term Loan
9.00%, 04/21/2027(b)(c)(k)	United States	184,290	–
Establishment Labs Holdings, Inc., First Lien Tranche D Delay Draw Term Loan
9.00%, 04/21/2027(b)(c)(k)	United States	184,290	–
Next Holdco LLC, First Lien
11.06% (1 mo. Term SOFR + 6.00%, 0.75% Floor), 11/11/2030(a)(b)	United States	825,850	825,850
Next Holdco LLC, First Lien Delay Draw Term Loan
11.32%, 11/08/2030(b)(k)	United States	213,000	–
Next Holdco LLC, First Lien Revolver
11.32%, 11/08/2029(b)(k)	United States	80,000	–
Total Health Care Technology			2,273,389
Hotels, Restaurants & Leisure – 2.5%
Grove Hotel Parcel Owner LLC, Delay Draw Term Loan
0.00%, 06/21/2028(b)	United States	350,754	343,739
Grove Hotel Parcel Owner LLC, Revolver
0.00%, 06/21/2028(b)(k)	United States	175,377	–
Grove Hotel Parcel Owner LLC, Term Loan
13.43%, 06/21/2028(b)	United States	1,718,694	1,684,320
Legends Hospitality Holding Co., First Lien Term Loan
10.13% (3 mo. Term SOFR + 5.00%, 0.00% Floor), 08/22/2031(a)(b)	United States	1,288,000	1,263,013
Legends Hospitality Holding Co., First Lien Delay Draw Term Loan
10.13%, 08/22/2031(b)(k)	United States	76,000	–
PFNY Holdings LLC, First Lien Term Loan
12.56%, 12/31/2026(b)	United States	3,549,378	3,407,403
PFNY Holdings LLC, First Lien Delay Draw Term Loan
12.56%, 12/31/2026(b)	United States	303,938	291,780
PFNY Holdings LLC, First Lien Revolver
12.59%, 12/31/2026(b)(k)	United States	173,352	–
Total Hotels, Restaurants & Leisure			6,990,255
Insurance – 1.0%
Ardonagh Group Finance, Tranche B1 Term Loan
10.04% (6 mo. Term SOFR + 4.75%), 02/15/2031(a)(b)	United States	1,116,621	1,100,988
Integrity Marketing Acquisition LLC, Revolver
10.28%, 08/28/2028(b)(k)	United States	234,995	–
Integrity Marketing Acquisition LLC, First Lien Delay Draw Term Loan
10.28%, 08/28/2028(b)(k)	United States	1,259,000	–
Integrity Marketing Acquisition LLC, First Lien Term Loan
10.08% (1 mo. Term SOFR + 5.00%, 0.75% Floor), 08/25/2028(a)(b)	United States	1,778,000	1,760,220
Total Insurance			2,861,208
Machinery – 0.4%
Truck-Lite Company, First Lien Term Loan
10.86% (3 mo. Term SOFR + 5.75%, 0.75% Floor), 02/13/2031(a)(b)	United States	970,125	970,125
Truck-Lite Company, First Lien Delay Draw Term Loan
11.09%, 02/13/2031(b)(k)	United States	105,000	–
Truck-Lite Company, First Lien Revolver
9.74% (1 mo. Term SOFR + 5.75%, 0.75% Floor), 02/13/2030(a)(b)(k)	United States	55,378	1,172
10.85% (3 mo. Term SOFR + 5.75%, 0.75% Floor), 02/13/2030(a)(b)(k)	United States	49,622	1,050
Total Machinery			972,347
Metals & Mining – 0.4%
IAMGOLD Corp., Term Loan
13.62%, 05/16/2028(b)	United States	975,000	1,004,250
Pharmaceuticals – 0.4%
Bioxcel Therapeutics, Inc., First Lien Tranche B Delay Draw Term Loan
12.81%, 04/19/2027(b)(k)	United States	250,390	–
Bioxcel Therapeutics, Inc., First Lien Tranche C Delay Draw Term Loan
12.81%, 04/19/2027(b)(k)	United States	375,585	–
Bioxcel Therapeutics, Inc., First Lien Tranche A2 Term Loan
8.00%, 04/19/2027(b)	United States	930,656	825,957
Bioxcel Therapeutics, Inc., Tranche A2 Term Loan
12.88% (3 mo. Term SOFR + 7.50%), 04/19/2027(a)(b)	United States	390,934	346,954
Bioxcel Therapeutics, Inc., Tranche D Delay Draw Term Loan
0.00%, 04/19/2027(b)(k)	United States	625,975	–
Total Pharmaceuticals			1,172,911
Software – 4.1%
Avalara, Inc., First Lien
10.85% (3 mo. Term SOFR + 6.25%, 0.75% Floor), 10/19/2028(a)(b)	United States	2,491,000	2,491,000
Avalara, Inc., First Lien Revolver
0.75% (1 mo. Term SOFR + 7.25%), 10/19/2028(a)(b)(k)	United States	249,000	–
CentralSquare Technologies, First Lien Term Loan
8.10% (1 mo. Term SOFR + 3.00%, 0.00% Floor), 04/12/2031(a)(b)	United States	587,892	581,660
CentralSquare Technologies, First Lien Revolver
11.32%, 04/12/2031(b)(k)	United States	66,000	–
Cersei Parent Holdings LLC, First Lien Revolver
11.60% (1 mo. Term SOFR + 6.75%, 1.00% Floor), 08/15/2028(a)(b)(k)	United States	92,814	30,527
11.67% (1 mo. Term SOFR + 6.75%, 1.00% Floor), 08/15/2028(a)(b)(k)	United States	46,407	15,264
Evergreen IX Borrower, Term Loan
10.09%, 09/29/2030(b)	United States	287,506	285,062
Evergreen IX Borrower, First Lien Term Loan
9.35% (3 mo. Term SOFR + 4.75%, 0.75% Floor), 09/29/2030(a)(b)	United States	1,138,398	1,128,721
Evergreen IX Borrower, First Lien Revolver
11.39%, 09/29/2029(b)(k)	United States	127,000	–
Finastra Group Holdings Ltd, First Lien Revolver
12.18% (1 mo. Term SOFR + 7.25%, 0.00% Floor), 09/13/2030(a)(b)(k)	United States	152,000	69,425
Finastra USA, Inc., First Lien
12.18% (1 mo. Term SOFR + 7.25%, 0.00% Floor), 09/13/2029(a)(b)	United States	1,454,690	1,434,470
ICIMS, Inc., Delay Draw Term Loan
0.00%, 08/18/2028(b)(c)(k)	United States	294,486	–
ICIMS, Inc., Term Loan
8.29%, 08/18/2028(b)	United States	1,778,355	1,722,870
ICIMS, Inc., First Lien Revolver
6.75% (3 mo. Term SOFR + 6.75%, 1.00% Floor), 08/15/2028(a)(b)(k)	United States	18,331	6,029
ICIMS, Inc., First Lien Term Loan
12.56% (3 mo. Term SOFR + 7.25%, 1.00% Floor), 08/18/2028(a)(b)	United States	253,659	249,829
Monotype Imaging Holdings, Term Loan
10.84% (3 mo. Term SOFR + 5.50%), 02/28/2030(a)(b)	United States	1,405,478	1,405,478
Monotype Imaging Holdings, Revolver
10.84%, 02/28/2031(b)(k)	United States	176,000	–
Monotype Imaging Holdings, Delay Draw Term Loan
10.84%, 02/28/2031(b)(k)	United States	117,000	–
MRI Software LLC
10.70%, 02/10/2027(b)(k)	United States	292,000	71,135
MRI Software LLC, Delay Draw Term Loan
10.08%, 12/19/2030(b)	United States	191,911	190,050
Pluralsight Inc, First Lien Revolver
9.62%, 08/22/2029(b)(k)	United States	24,123	–
Pluralsight Inc, First Lien Delay Draw Term Loan
9.62%, 08/22/2029(b)(k)	United States	60,308	–
Pluralsight Inc, First Lien Term Loan
9.62% (3 mo. Term SOFR + 4.50%, 0.00% Floor), 08/22/2029(a)(b)	United States	83,582	83,582
Pluralsight Inc, First Lien Tranche B Term Loan
12.62% (3 mo. Term SOFR + 7.50%, 0.00% Floor), 08/22/2029(a)(b)	United States	125,373	125,373
Pluralsight Restructure, First Lien Term Loan
8.12% (3 mo. Term SOFR + 3.00%, 0.00% Floor), 08/22/2031(a)(b)	United States	48,247	48,247
UserZoom Technologies, Inc., First Lien Term Loan
12.77%, 04/05/2029(b)	United States	1,348,000	1,331,150
Total Software			11,269,872
Total Senior Loans			49,957,617
Senior Loans (Syndicated) – 1.8%
Commercial Services & Supplies – 0.8%
Kings Buyer LLC, First Lien Term Loan
10.43% (3 mo. Term SOFR + 5.00%, 0.00% Floor), 10/29/2027(a)(b)	United States	2,218,585	2,188,412
Interactive Media & Services – 0.6%
Ancestry.com, Inc., First Lien Tranche B Term Loan
10.84% (1 mo. Term SOFR + 5.50%, 0.00% Floor), 12/06/2027(a)(b)	United States	1,624,723	1,623,910
Software – 0.4%
MRI Software LLC, Tranche B Term Loan
10.08%, 12/19/2030(b)	United States	1,156,973	1,145,750
MRI Software LLC, First Lien Revolver
10.08% (1 mo. Term SOFR + 4.75%), 02/10/2027(a)(b)(k)	United States	166,000	–
Total Software			1,145,750
Total Senior Loans (Syndicated)			4,958,072
High Yield – 0.4%
Machinery – 0.4%
ProFrac Holdings II LLC
11.84% (3 mo. Term SOFR + 7.25%), 01/23/2029(a)(b)(d)	United States	1,216,000	1,205,421
Total High Yield			1,205,421
		Shares
Preferred Stock – 0.9%
Health Care Providers & Services – 0.1%
Petvet Care Centers LLC(Acquired 11/15/2023, cost $198,940)(b)(f)	United States	203	225,005
Health Care Technology – 0.8%
athenahealth, Inc.(Acquired 2/15/2022, cost $1,992,289)(b)(f)	United States	2,033	2,297,717
Total Preferred Stock			2,522,722
Common Stock – 0.1%
Distributors – 0.1%
RelaDyne(Acquired 12/23/2021, cost $187,703)(b)(f)	United States	2,000	248,500
Total Common Stock			248,500
Warrants – 0.1%
Biotechnology – 0.1%
ADC Therapeutics - (Exercise price: $8.30, Expiration: 08/15/32)(Acquired 8/15/2022, cost $30,028)(b)(f)	United States	4,988	5,736
Mesoblast, Inc.- (Exercise Price: $3.70, Expiration: 11/19/28)(Acquired 1/12/2023 - 1/10/2024, cost $0)(b)(f)	United States	5,971	27,467
Mesoblast, Inc.- (Exercise Price: $7.26, Expiration: 11/19/28)(Acquired 12/20/2021 - 1/10/2024, cost $106,354)(b)(f)	United States	23,222	74,310
Seres Therapeutics, Inc. - (Exercise price: $6.69, Expiration: 04/27/30)(Acquired 4/27/2023, cost $14,821)(b)(f)	United States	4,735	2,368
Total Biotechnology			109,881
Health Care Technology – 0.0%
Innocoll Pharmaceuticals Ltd.- (Exercise Price: $4.23, Expiration: 01/26/29)(Acquired 1/26/2022 - 9/1/2022, cost $77,901)(b)(f)	United States	20,192	–
Pharmaceuticals – 0.0%
Bioxcel Therapeutics, Inc. - (Exercise price: $3.07, Expiration: 04/19/29)(Acquired 3/20/2024, cost $0)(b)(f)	United States	1,252	413
Bioxcel Therapeutics, Inc. - (Exercise price: $3.65, Expiration: 04/19/29)(Acquired 4/28/2022 - 12/5/2023, cost $0)(b)(f)	United States	4,359	1,395
Total Pharmaceuticals			1,808
Total Warrants			111,689
Private Placement Bond – 0.7%
Real Estate Management & Development – 0.7%
Stargate Oxford St Senior Secured
9.15%, 07/19/2026(b)	Australia	AUD 2,623,607	1,813,825
Total Private Placement Bond			1,813,825
Private Placement Equity – 0.3%
Health Care Technology – 0.3%
Ipi Legacy Liquidation Co (b)	United States	USD 754,923	754,923
Software – 0.0%
Pluralsight Inc (b)	United States	41,791	139,582
Total Private Placement Equity			894,505
TOTAL PRIVATE CREDIT (Cost $61,889,396)			61,712,351
SHORT-TERM INVESTMENTS — 5.1%
Money Market Fund – 1.2%
First American Government Obligations Fund - Class X, 4.78%(l)	United States	3,189,184	3,189,184
US Treasury Bill – 3.9%
4.88%, 10/24/24(m)	United States	11,000,000	10,966,847
TOTAL SHORT-TERM INVESTMENTS (Cost $14,155,180)			14,156,031
Total Investments – 121.0%(n) (Cost $336,142,986)			333,365,899
Liabilities in Excess of Other Assets – (21.0)%			(57,837,038)
TOTAL NET ASSETS – 100.0%			$275,528,861
The following notes should be read in conjunction with the accompanying Consolidated Schedule of Investments.

(a)
Variable rate security - Interest rate is based on reference rate and spread or based on the underlying assets. Interest rate may also be subject to a cap or floor. Securities that reference SOFR may be subject to a credit spread adjustment, particularly to legacy holdings that reference LIBOR that have transitioned to SOFR as the base lending rate.

(b)
These securities are characterized as Level 3 securities within the disclosure hierarchy.  Level 3 security values are determined using significant unobservable inputs. As of September 30, 2024, the total value of all such securities was $66,608,337 or 24.2% of net assets.

(c)	Paid in kind security which may pay interest in additional par.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.  As of September 30, 2024, the total value of all such securities was $136,139,183 or 49.4% of net assets.

(e)	These assets are held in the Oaktree Diversified Income Fund (Cayman) Ltd., a Cayman Islands exempted company and wholly-owned subsidiary of the Fund.
(f)
Restricted security.  Purchased in a private placement transaction; resale to the public may require registration.  As of September 30, 2024, the total value of all such securities was $3,206,666 or 1.2% of net assets.

(g)
Regulation S security. These securities may be subject to transfer restrictions as defined by Regulation S. As of September 30, 2024, the total value of all such securities was $405,502 or 0.1% of net assets.

(h)	Security is a "step up" bond where the coupon increases or steps up at a predetermined date. Interest rate shown is the rate in effect as of September 30, 2024.
(i)	Issuer is currently in default on its regularly scheduled interest payment.
(j)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2024.

(k)	As of September 30, 2024, the Fund had entered into the following commitments to fund various revolving and delayed draw senior secured and subordinated loans. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing these loans and there can be no assurance that such conditions will be satisfied. All values are reflected at par.

Company	Investment Type	Total revolving and delayed draw loan commitments (000s)	Less: funded commitments (000s)	Total unfunded commitments (000s) (Note 10)
Amspec Parent	First Lien Delay Draw Term Loan	$226	$—	$226
Amspec Parent LLC	Revolver	212	2	210
ASP-r-pac Acquisition Company LLC	First Lien Revolver	206	120	86
Avalara, Inc.	First Lien Revolver	249	—	249
Bioxcel Therapeutics, Inc.	First Lien Tranche B Delay Draw Term Loan	250	—	250
Bioxcel Therapeutics, Inc.	First Lien Tranche C Delay Draw Term Loan	376	—	376
Bioxcel Therapeutics, Inc.	Tranche D Delay Draw Term Loan	626	—	626
CentralSquare Technologies	First Lien Revolver	66	—	66
Cersei Parent Holdings LLC	First Lien Revolver	46	15	31
Cersei Parent Holdings LLC	First Lien Revolver	93	32	61
Establishment Labs Holdings, Inc.	First Lien Tranche D Delay Draw Term Loan	184	—	184
Establishment Labs Holdings, Inc.	First Lien Tranche C Delay Draw Term Loan	184	—	184
Evergreen IX Borrower	First Lien Revolver	127	—	127
Finastra Group Holdings Ltd	First Lien Revolver	152	70	82
Galileo Parent, Inc.	First Lien Revolver	12	8	4
Galileo Parent, Inc.	First Lien Revolver	54	37	17
GASL Bermuda	Tranche B-1 Revolver	3,100	1,312	1,788
Grove Hotel Parcel Owner LLC	Revolver	175	—	175
ICIMS, Inc.	Delay Draw Term Loan	294	—	294
ICIMS, Inc.	First Lien Revolver	18	6	12
Inspira	First Lien Delay Draw Term Loan	172	—	172
Inspira	First Lien Revolver	103	—	103
Integrity Marketing Acquisition LLC	Revolver	235	—	235
Integrity Marketing Acquisition LLC	First Lien Delay Draw Term Loan	1,259	—	1,259
Inventus Power, Inc.	First Lien Revolver	94	—	94
Kings Buyer LLC	First Lien Revolver	310	124	186
Legends Hospitality Holding Co.	First Lien Delay Draw Term Loan	76	—	76
Legends Hospitality Holding Co.	First Lien Revolver	152	—	152
LSL Holdco LLC	First Lien Revolver	266	202	64
Maxar	First Lien Revolver	17	12	5
Monotype Imaging Holdings	Revolver	176	—	176
Monotype Imaging Holdings	Delay Draw Term Loan	117	—	117
MRI Software LLC		292	72	220
MRI Software LLC	First Lien Revolver	166	—	166
Next Holdco LLC	First Lien Delay Draw Term Loan	213	—	213
Next Holdco LLC	First Lien Revolver	80	—	80
NFM & J LP	First Lien Revolver	64	3	61
NFM & J LP	First Lien Revolver	46	3	43
NFM & J LP	First Lien Delay Draw Term Loan	116	3	113
NFM & J LP	First Lien Delay Draw Term Loan	159	5	154
Petvet Care Centers LLC	First Lien Revolver	307	—	307
Petvet Care Centers LLC	First Lien Delay Draw Term Loan	307	—	307
PFNY Holdings LLC	First Lien Revolver	173	—	173
Pluralsight Inc	First Lien Delay Draw Term Loan	60	—	60
Pluralsight Inc	First Lien Revolver	24	—	24
Protein For Pets Opco	Revolver	103	—	103
Seres Therapeutics, Inc.	Tranche B Delay Draw Term Loan	329	—	329
Seres Therapeutics, Inc.	Tranche C Delay Draw Term Loan	329	—	329
Sorenson Communications	Revolver	198	—	198
Truck-Lite Company	First Lien Delay Draw Term Loan	105	—	105
Truck-Lite Company	First Lien Revolver	55	1	54
Truck-Lite Company	First Lien Revolver	50	1	49
USIC Holdings Inc	First Lien Revolver	150	73	77
USIC Holdings Inc	First Lien Delay Draw Term Loan	85	2	83
USIC Holdings Inc	First Lien Revolver	32	15	17
WP CPP Holdings	First Lien Revolver	90	—	90

		$13,160	$2,118	$11,042

(l) The rate shown represents the seven-day yield as of September 30, 2024.
(m) The rate shown is the effective yield.
(n) These securities are pledged as collateral for the credit facility.

Forward Currency Contracts:
As of September 30, 2024, the following forward currency contracts were outstanding:

Settlement Date	Currency Purchased	Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

10/17/2024	38,943,480 USD	35,907,730 EUR	State Street Bank & Trust Co.	$(1,057,256)
10/17/2024	359,726 EUR	393,305 USD	State Street Bank & Trust Co.	7,426
10/17/2024	3,541,229 USD	2,763,320 GBP	State Street Bank & Trust Co.	(153,161)
10/17/2024	364,998 GBP	484,505 USD	State Street Bank & Trust Co.	3,475
10/17/2024	68,482 USD	10,856,250 JPY	State Street Bank & Trust Co.	(7,246)
10/17/2024	10,856,250 JPY	77,305 USD	State Street Bank & Trust Co.	(1,577)
10/17/2024	1,794,212 USD	2,700,000 AUD	State Street Bank & Trust Co.	(72,975)
10/17/2024	91,235 AUD	61,606 USD	State Street Bank & Trust Co.	1,488
				$(1,279,826)

Futures Contracts:

As of September 30, 2024, the following futures contracts were outstanding:

Description	Contracts Purchased	Expiration Date	Notional	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Note	133	12/31/2024	$27,696,211	$(17,093)

Abbreviations:
CMT	Constant Maturity Treasury Rate
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rates
LLC	Limited Liability Corporation
LP	Limited Partnership
PIK	Payment-in Kind
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financial Rate
SONIA	Sterling Overnight Index Average

Currencies:
GBP	British Pound
EUR	Euro
JPY	Japanese Yen
USD	US Dollar

Oaktree Diversified Income Fund Inc.
Notes to Consolidated Schedule of Investments
September 30, 2024 (Unaudited)

1. Organization

Oaktree Diversified Income Fund Inc. (the “Fund”) was organized as a corporation under the laws of the State of Maryland on June 29, 2021. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company that continuously offers its shares of common stock, $0.001 par value per share (the “Common Shares”), and is operated as an “interval fund.” The Fund’s Class D shares commenced operations on November 1, 2021.

The Fund has two classes of shares: Class D and Class T shares. The Fund had applied for, and was granted, exemptive relief (the “Exemptive Relief”) by the Securities and Exchange Commission (the “SEC”) that permits the Fund to issue multiple classes of shares and to impose asset-based distribution fees and early-withdrawal fees. Currently, the Fund is only offering Class D shares.

Oaktree Fund Advisors, LLC (“Oaktree” or the “Adviser”), a Delaware limited liability company and a registered investment adviser under the Investment Advisers Act of 1940, as amended, serves as the investment adviser to the Fund. Oaktree was founded in April 1995 and is a leader among global investment managers specializing in alternative investments.

Brookfield Public Securities Group LLC (the “Administrator”), a wholly-owned subsidiary of Brookfield Asset Management Inc. (“Brookfield”), is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and serves as Administrator to the Fund. In 2019, Brookfield acquired a majority interest in the Adviser.

The Fund’s investment objective is to seek current income and attractive total return. The Fund seeks to achieve its investment objective by investing globally in high-conviction opportunities across Oaktree’s performing credit platform of high-yield bonds, senior loans, structured credit, emerging markets debt and convertibles, inclusive of both public and private credit sectors. High-yield bonds are also referred to as
“below-investment grade rated securities” or “junk bonds,” as described in the Fund’s Prospectus. The Fund seeks to add value through three sources: (1) providing exposure to asset classes that require specialized expertise; (2) performing well in each asset class through proprietary, bottom-up and credit research; and (3) allocating capital opportunistically among asset classes based on Oaktree’s assessment of relative value.

Oaktree Diversified Income Fund (Cayman) Ltd. (the “Subsidiary”), a Cayman Islands exempted company and wholly-owned subsidiary of the Fund, was formed on November 11, 2021. The Subsidiary was established for the purpose of investing in certain Regulation S securities. All investments held by the Subsidiary are disclosed in the Consolidated Schedule of Investments.

2. Significant Accounting Policies

Valuation of Investments: The Fund’s Board of Directors (the “Board”) has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.

The Board has designated the Adviser as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determination relating to any or all Fund investments. The Board oversees the Adviser in its role as the valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. Valuations from broker-dealers or pricing services consider appropriate factors such as market activity, market activity of comparable securities, yield, estimated default rates, timing of payments, underlying collateral, coupon rate, maturity date, and other factors. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Bank Loans, Assignments, and Participations. Loans (including “Senior Loans” (as described below), delayed funding loans and revolving credit facilities) may be fixed-or floating-rate obligations. Loan interests may take the form of direct interests acquired during a primary distribution and may also take the form of assignments of, novations of or participations in a bank loan acquired in secondary markets. Senior floating rate loans may be made to or issued by U.S. or non-U.S. banks or other corporations (“Senior Loans”). Senior Loans include senior floating rate loans and institutionally traded senior floating rate debt obligations issued by asset-backed pools and other issuers, and interests therein. Loan interests may be acquired from U.S. or foreign commercial banks, insurance companies, finance companies or other financial institutions who have made loans or are members of a lending syndicate or from other holders of loan interests.

Senior Loans typically pay interest at rates which are re-determined periodically on the basis of a floating base lending rate (such as the Secured Overnight Financing Rate, “SOFR,” or a similar reference rate) plus a premium. Senior Loans are typically of below investment grade quality. Senior Loans generally (but not always) hold the most senior position in the capital structure of a borrower and are often secured with collateral. A Senior Loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (an “Agent”) for a lending syndicate of financial institutions (“Lenders”). The Agent typically administers and enforces the Senior Loan on behalf of the other Lenders in the syndicate. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Lenders.

Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.

The Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Fund is at risk that it may not be able to close out a transaction because of an illiquid market.

Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.

Non-publicly traded debt and equity securities and other securities or instruments for which reliable market quotations are not available are valued by the Adviser using valuation methodologies applied on a consistent basis. These securities may initially be valued at the acquisition price as the best indicator of fair value. The Adviser reviews the significant unobservable inputs, valuations of comparable investments and other similar transactions for investments valued at acquisition price to determine whether another valuation methodology should be utilized. Subsequent valuations will depend on facts and circumstances known as of the valuation date and the application of valuation methodologies further described below. The fair value may also be based on a pending transaction expected to close after the valuation date. These valuation methodologies involve a significant degree of management judgment. Accordingly, valuations do not necessarily represent the amounts which may eventually be realized from sales or other dispositions of investments in the future. Fair values may differ from the values that would have been used had a ready market for the investment existed, and the differences could be material to the consolidated financial statements.

The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets or liabilities

Level 2 - quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets or liabilities)

Oaktree Diversified Income Fund Inc.

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Corporate Credit
Senior Loans (Syndicated)	$–	$89,814,128	$3,365,657	$93,179,785
High Yield	–	66,266,230	–	66,266,230
Emerging Markets	–	2,479,177	–	2,479,177
Convertible Bonds	–	1,186,057	–	1,186,057
Emerging Market
Senior Loans (Syndicated)	–	1,522,965	–	1,522,965
High Yield	–	3,582,490	–	3,582,490
Structured Credit
Collateralized Loan Obligations	–	46,676,498	–	46,676,498
Commercial Mortgage-Backed Securities	–	12,687,608	227,468	12,915,076
High Yield	–	1,178,123	–	1,178,123
Residential Mortgage-Backed Securities	–	9,859,771	–	9,859,771
Asset-Backed Securities	–	17,049,915	1,601,430	18,651,345
Private Credit
Senior Loans	–	298,569	49,659,048	49,957,617
Senior Loans (Syndicated)	–	–	4,958,072	4,958,072
High Yield	–	–	1,205,421	1,205,421
Preferred Stock	–	–	2,522,722	2,522,722
Common Stock	–	–	248,500	248,500
Warrants	–	–	111,689	111,689
Private Placement Bond	–	–	1,813,825	1,813,825
Private Placement Equity	–	–	894,505	894,505
Short-Term Investments
Money Market Fund	3,189,184	–	–	3,189,184
US Treasury Bill	–	10,966,847	–	10,966,847
Total Investments	$3,189,184	$263,568,378	$66,608,337	$333,365,899

Other Financial Instruments:(1)	Level 1	Level 2	Level 3	Total
Assets
Unfunded Loan Commitments	$–	$–	$7,138	$7,138
Liabilities
Forward Currency Contracts	–	(1,279,826)	–	(1,279,826)
Futures Contracts	(17,093)	–	–	(17,093)
Total Liabilities	(17,093)	(1,279,826)	–	(1,296,919)
Total	$(17,093)	$(1,279,826)	$7,138	$(1,289,781)

For further information regarding security characteristics, see the Consolidated Schedule of Investments.

(1)	Forward currency contracts, futures contracts and unfunded loan commitments are reflected at the net unrealized appreciation (depreciation) on the instruments.

The Fund used valuation approaches consistent with the income approach and market approach to determine fair value of certain Level 3 assets as of September 30, 2024. The valuation methodologies utilized by the Fund included discounted cash flows analysis, recent transaction analysis, market yield analysis and market comparable analysis and are described below.

The discounted cash flows analysis utilizes a discounted cash flow method that incorporates expected timing and level of cash flows, as well as assumptions in determining growth rates, income and expense projections, discount rates, capital structure, terminal values and other factors. The applicability and weight assigned to the income technique is determined based on the availability of reliable projections and comparable companies and transactions.

The recent transaction analysis utilizes recent or expected future transactions of the investment to determine fair value, to the extent applicable.

The market yield analysis utilizes expected future cash flows, discounted using estimated current market rates. Discounted cash flow calculations may be adjusted to reflect current market conditions and/or the perceived credit risk of the borrowers. Consideration is also given to a borrower’s ability to meet principal and interest obligations; this may include an evaluation of collateral or the underlying value of the borrower, utilizing either the market or income techniques.

The market comparable analysis utilizes valuations of comparable public companies or transactions and generally seeks to establish the enterprise value of the portfolio company using a market multiple technique. This technique takes into account a specific financial measure (such as earnings before interest, taxes, depreciation and amortization (“EBITDA”), adjusted EBITDA, free cash flow, net operating income, net income, book value or net asset value) believed to be most relevant for the given company. Consideration may also be given to such factors as acquisition price of the security, historical and projected operational and financial results for the portfolio company, the strengths and weaknesses of the portfolio company relative to its comparable companies, industry trends, general economic and market conditions and other factors deemed relevant. The applicability and weight assigned to the market technique is determined based on the availability of reliable projections and comparable companies and transactions.

The Fund may estimate the fair value of privately held warrants using a Black Scholes pricing model, which includes an analysis of various factors and subjective assumptions, including the current stock price (by using an enterprise value analysis as described above), the expected period until exercise, expected volatility of the underlying stock price, expected dividends and the risk-free rate. Changes in the subjective input assumptions can materially affect the fair value estimates.

The fair value of the Fund’s credit facility, which qualifies as a financial instrument under ASC Topic 825, Disclosures about Fair Values of Financial Instruments, approximates the carrying amount of $59,000,000 for the credit facility presented in the Consolidated Statement of Assets and Liabilities. As of September 30, 2024, this financial instrument is categorized as Level 2 within the disclosure hierarchy.

The table below shows the significant unobservable valuation inputs that were used by the Adviser’s Valuation Committee to fair value the Level 3 investments as of September 30, 2024.

	Value as of September 30, 2024	Valuation Approach	Valuation Methodology	Unobservable Input	Amount or Range/ (Weighted Average)	Impact to Valuation from an Increase in Input(1)

Corporate Credit
Senior Loans (Syndicated)	$3,365,657	Income Approach	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	10.0%-19.0%	Decrease
					(14.0%)

Structured Credit
Commercial Mortgage-Backed Securities	$227,468	Market Approach	Market Comparables	Market Quotes	$38.95	Increase
					($38.95)

Asset-Backed Securities	$1,601,430	Market Approach	Market Comparables	Market Quotes	$98.80	Increase
					($98.80)

Private Credit
Senior Loans	$49,659,048	Income Approach	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	7.0%-18.0%	Decrease
					(11.2%)

		Market Approach	Comparable Companies	Earnings Multiple	1.9x-2.1x (2.0x)	Increase

		Market Approach	Market Comparables	Market Quotes	$100.00	Increase
					($100.00)

Senior Loans (Syndicated)	$4,958,072	Income Approach	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	8.0%-11.0% (9.8%)	Decrease

High Yield	$1,205,421	Market Approach	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	11.0%-13.0%	Decrease
					(12.0%)

Preferred Stock	$2,522,722	Income Approach	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	14.0%-18.0%	Decrease
					(15.2%)

Common Stock	$248,500	Market Approach	Comparable Companies	Earnings Multiple	6x-8x (7x)	Increase

Warrants	$111,689	Other	Black Scholes	Volatility	80.0%-120.0%	Increase
					(95.1)%

Private Placement Bond	$1,813,825	Market Approach	Market Comparables	Market Quotes	$69.13	Increase
					($69.13)

Private Placement Equity	$894,505	Income Approach	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	13.0%-15.0%	Decrease
					(14.0%)

		Market Approach	Market Comparables	Market Quotes	$3.34	Increase
					($3.34)
Total	$66,608,337

(1) The impact represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a reconciliation of the assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate Credit	Structured Credit	Private Credit	Total
Balance as of December 31, 2023	$3,393,166	$272,728	$50,449,054	$54,114,948
Accrued discounts (premiums)	2,646	11,162	106,529	120,337
Realized gain (loss)	1,582	1,766	83,135	86,483
Change in unrealized appreciation (depreciation)	(38,195)	(35,138)	1,633,539	1,560,206
Purchases at cost/ corporate actions	-	1,657,500	24,738,337	26,395,837
Sales proceeds	(1,433,599)	(79,120)	(17,220,722)	(18,733,441)
Transfers into Level 3	1,440,057	-	1,623,910	3,063,967	(1)
Balance as of September 30, 2024	$3,365,657	$1,828,898	$61,413,782	$66,608,337

Change in unrealized appreciation (depreciation) for Level 3 assets still held at the reporting date	$(38,195)	$(48,735)	$749,466	$662,536

(1) Security transferred into Level 3 due to a decrease in observable inputs.

For further information regarding the security characteristics of the Fund, see the Schedule of Investments.

3. Credit Facility

The Fund has established a Senior Secured Revolving Credit Facility (the “Credit Facility”) in the aggregate principal amount of up to $75,000,000 with Sumitomo Mitsui Banking Corporation (“Sumitomo”) for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies. The Credit Facility stated maturity date is December 31, 2025. The Fund pays interest in the amount of the Secured Overnight Financing Rate plus 1.25% on the Credit Facility outstanding if the borrowing is a Eurodollar Loan as defined in the Credit Facility agreement, or the highest of (i) Sumitomo prime rate as announced by Sumitomo in New York City, (ii) the sum of (x) the Federal Funds Rate plus (y) 1.00%, and (iii) the sum of (x) the London interbank market with a one (1) month maturity plus (y) 1.00%, (“Base Rate”) plus 0.25% if the borrowing is a Base Rate Loan as defined in the Credit Facility agreement on the Credit Facility outstanding. The Fund also pays an unused commitment fee of 0.35% on the Credit Facility that is unused. For the nine months ended September 30, 2024, the Fund amortized $114,736 in deferred debt issuance costs. As of September 30, 2024, the Fund had $192,257 in unamortized deferred debt issuance. The remaining unamortized deferred debt issuance costs are being amortized through December 31, 2025.

As of September 30, 2024, the Fund had outstanding borrowings of $59,000,000. For the nine months ended September 30, 2024, the components of interest and unused commitment fees expense, average stated interest rates (i.e., rate in effect plus the spread) and average outstanding balances for the Credit Facility were as follows:

Stated interest expense	$2,218,312
Unused commitment fees	$91,448
Amortization of debt issuance costs	$114,736
Total interest expense and credit facility fees	$2,424,496
Average stated interest rate	7.17%
Average outstanding balance	$40,671,533

According to terms of the Credit Facility agreement, the Fund is required to comply with various covenants, reporting requirements and other customary requirements for similar revolving credit facilities, including, without limitation, covenants related to maintaining a ratio of total assets (less total liabilities other than senior securities representing indebtedness) to senior securities representing indebtedness of the Fund of not less than 300%. These covenants are subject to important limitations and exceptions that are described in the documents governing the Credit Facility. As of September 30, 2024, the Fund was in compliance with the terms of the Credit Facility.